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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30 & May 31

Date of reporting period:	February 28, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value

Consumer Discretionary - 20.8%
Auto Components - 3.1%
Autoliv, Inc.	34,219	$3,849,638
Gentex Corp.	107,270	1,890,097
		5,739,735
Hotels, Restaurants & Leisure - 1.6%
Wyndham Worldwide Corp.	32,814	3,001,825

Internet & Catalog Retail - 3.0%
Expedia, Inc.	55,509	5,092,951
zulily, inc. - Class A *	34,236	479,646
		5,572,597
Leisure Products - 2.0%
Polaris Industries, Inc.	24,135	3,700,620

Media - 1.0%
IMAX Corp. *	52,656	1,841,380

Multi-Line Retail - 1.0%
Dillard's, Inc. - Class A	14,428	1,877,948

Specialty Retail - 8.1%
Foot Locker, Inc.	52,204	2,932,299
PetSmart, Inc.	50,505	4,187,370
Signet Jewelers Ltd.	37,490	4,494,301
Williams-Sonoma, Inc.	42,065	3,384,129
		14,998,099
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. *	23,838	1,769,733

Consumer Staples - 1.4%
Food Products - 1.4%
Hain Celestial Group, Inc. (The) *	40,700	2,544,971

Energy - 2.6%
Energy Equipment & Services - 0.6%
Core Laboratories N.V.	10,178	1,118,766

Oil, Gas & Consumable Fuels - 2.0%
Carrizo Oil & Gas, Inc. *	49,031	2,333,385
Whiting Petroleum Corp. *	38,023	1,286,318
		3,619,703
Financials - 6.0%
Banks - 1.5%
First Republic Bank/CA	50,073	2,854,161

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value

Financials - 6.0% (Continued)
Diversified Financial Services - 1.1%
Interactive Brokers Group, Inc. - Class A	32,652	$1,040,619
MarketAxess Holdings, Inc.	11,593	922,687
		1,963,306
Insurance - 1.4%
XL Group plc	73,452	2,658,962

Real Estate Management & Development - 2.0%
CBRE Group, Inc. - Class A *	108,478	3,716,456

Health Care - 19.7%
Biotechnology - 6.2%
Enanta Pharmaceuticals, Inc. *	29,446	1,054,756
Isis Pharmaceuticals, Inc. *	51,191	3,509,655
Keryx Biopharmaceuticals, Inc. *	85,548	1,040,264
Medivation, Inc. *	31,331	3,682,332
Momenta Pharmaceuticals, Inc. *	45,781	624,911
United Therapeutics Corp. *	10,131	1,570,812
		11,482,730
Health Care Equipment & Supplies - 2.9%
Align Technology, Inc. *	39,126	2,243,876
DexCom, Inc. *	31,258	1,898,611
Insulet Corp. *	25,616	812,796
Tandem Diabetes Care, Inc. *	35,503	415,385
		5,370,668
Health Care Providers & Services - 3.8%
Centene Corp. *	45,708	2,809,214
Universal Health Services, Inc. - Class B	36,634	4,152,464
		6,961,678
Health Care Technology - 0.8%
Medidata Solutions, Inc. *	29,366	1,412,798

Life Sciences Tools & Services - 2.5%
ICON plc *	35,036	2,417,834
WuXi PharmaTech (Cayman), Inc. - ADR *	54,861	2,191,697
		4,609,531
Pharmaceuticals - 3.5%
Akorn, Inc. *	73,114	3,934,264
Jazz Pharmaceuticals plc *	15,334	2,608,160
		6,542,424
Industrials - 13.6%
Aerospace & Defense - 0.9%
B/E Aerospace, Inc. *	27,058	1,719,265

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value

Industrials - 13.6% (Continued)
Machinery - 5.0%
Nordson Corp.	29,670	$2,282,513
Proto Labs, Inc. *	13,162	935,555
Valmont Industries, Inc.	13,371	1,666,695
Wabtec Corp.	44,988	4,268,911
		9,153,674
Professional Services - 4.4%
Robert Half International, Inc.	79,090	4,900,416
Towers Watson & Co. - Class A	24,826	3,264,619
		8,165,035
Road & Rail - 2.1%
Old Dominion Freight Line, Inc. *	48,580	3,795,070

Trading Companies & Distributors - 1.2%
HD Supply Holdings, Inc. *	77,535	2,287,670

Information Technology - 28.3%
Communications Equipment - 2.7%
Ciena Corp. *	96,754	2,024,094
F5 Networks, Inc. *	25,343	2,993,388
		5,017,482
Electronic Equipment, Instruments & Components - 1.9%
Dolby Laboratories, Inc. - Class A	43,453	1,758,543
FEI Co.	22,212	1,754,526
		3,513,069
Internet Software & Services - 6.0%
Bitauto Holdings Ltd. - ADR *	31,848	2,020,756
IAC/InterActiveCorp	54,916	3,702,437
MercadoLibre, Inc.	17,700	2,318,169
Yelp, Inc. *	25,052	1,202,496
YY, Inc. - ADR *	33,320	1,755,631
		10,999,489
IT Services - 7.6%
Gartner, Inc. *	40,732	3,385,237
Global Payments, Inc.	35,634	3,273,339
Heartland Payment Systems, Inc.	44,738	2,193,504
NeuStar, Inc. - Class A *	48,685	1,291,126
Total System Services, Inc.	100,843	3,852,203
		13,995,409
Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc. *	132,387	1,775,310
Power Integrations, Inc.	32,865	1,802,974
		3,578,284

APEXcm SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.3% (Continued)	Shares	Value

Information Technology - 28.3% (Continued)
Software - 8.2%
Advent Software, Inc.	54,902	$2,425,021
Informatica Corp. *	39,537	1,697,916
Manhattan Associates, Inc. *	28,235	1,407,515
NetScout Systems, Inc. *	39,847	1,606,631
Rovi Corp. *	60,804	1,512,804
Splunk, Inc.*	27,901	1,876,342
Tableau Software, Inc. - Class A *	29,663	2,788,619
Verint Systems, Inc. *	31,128	1,894,917
		15,209,765
Materials - 3.9%
Chemicals - 0.7%
Albemarle Corp.	23,659	1,338,390

Containers & Packaging - 1.4%
Silgan Holdings, Inc.	43,289	2,485,221

Metals & Mining - 0.3%
Constellium N.V. - Class A *	32,684	618,054

Paper & Forest Products - 1.5%
KapStone Paper and Packaging Corp.	81,484	2,807,939

Total Common Stocks (Cost $155,595,454)		$178,041,907

MONEY MARKET FUNDS - 6.4%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.08% (a)	9,112,278	$9,112,278
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.06% (a)	2,656,494	2,656,494
Total Money Market Funds (Cost $11,768,772)		$11,768,772

Total Investments at Value — 102.7% (Cost $167,364,226)		$189,810,679

Liabilities in Excess of Other Assets — (2.7%)		(4,928,289)

Net Assets — 100.0%		$184,882,390

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to Schedule of Investments.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

1.	Securities Valuation

APEXcm Small/Mid Cap Growth Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Board of Trustees (the “Board”) of Ultimus Managers Trust.  The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities
•            Level 2 – other significant observable inputs
•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks	$178,041,907	$-	$-	$178,041,907
Money Market Funds	11,768,772	-	-	11,768,772
Total	$189,810,679	$-	$-	$189,810,679

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of February 28, 2015, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

APEXcm SMALL/MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2015:

Tax cost of portfolio investments	$167,367,125

Gross unrealized appreciation	$27,868,665
Gross unrealized depreciation	(5,425,111)

Net unrealized appreciation	$22,443,554

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As February 28, 2015, the Fund had the 28.3% of the value of its net assets invested in stocks within the information technology sector.

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 22.2%
Auto Components - 0.4%
Dorman Products, Inc. (a)	1,031	$45,477
Gentex Corporation	285	5,022
Motorcar Parts of America, Inc. (a)	1,620	42,525
		93,024
Automobiles - 0.8%
Thor Industries, Inc.	1,732	106,795
Winnebago Industries, Inc.	4,319	100,244
		207,039
Diversified Consumer Services - 0.9%
H&R Block, Inc. (b)	6,771	231,230

Hotels, Restaurants & Leisure - 1.7%
DineEquity, Inc.	530	57,521
Interval Leisure Group, Inc. (b)	13,485	364,095
		421,616
Household Durables - 0.8%
NVR, Inc. (a)	101	134,532
Tupperware Brands Corporation (b)	1,117	79,754
		214,286
Leisure Products - 0.9%
Arctic Cat, Inc.	595	21,694
Smith & Wesson Holding Corporation (a)	6,478	87,647
Sturm, Ruger & Company, Inc.	2,225	115,611
		224,952
Media - 5.0%
CBS Corporation - Class B	1,079	63,769
Entercom Communications Corporation - Class A (a)	1,841	20,951
Entravision Communications Corporation - Class A	13,533	92,836
Interpublic Group of Companies, Inc. (b)	5,553	123,832
National CineMedia, Inc.	4,805	73,228
Omnicom Group, Inc.	3,744	297,798
Scripps Networks Interactive, Inc. - Class A	1,769	127,899
Starz - Series A (a)	9,192	305,542
Time, Inc.	3,179	75,342
Time Warner, Inc.	458	37,492
Viacom, Inc. - Class B	982	68,681
		1,287,370
Specialty Retail - 9.2%
AutoZone, Inc. (a)	66	42,417
Bed Bath & Beyond, Inc. (a) (b)	4,099	306,031

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Discretionary - 22.2% (Continued)
Specialty Retail - 9.2% (Continued)
Buckle, Inc. (The) (b)	6,108	$307,232
Cato Corporation (The) - Class A (b)	3,359	148,938
DSW, Inc. - Class A	150	5,654
Express, Inc. (a) (b)	10,288	142,180
Finish Line, Inc. (The) - Class A	1,782	43,623
Foot Locker, Inc. (b)	2,034	114,250
Francesca's Holdings Corporation (a)	2,916	43,711
GameStop Corporation - Class A (b)	7,125	263,411
Gap, Inc. (The)	1,693	70,429
GNC Holdings, Inc. - Class A	4,855	233,477
Hibbett Sports, Inc. (a)	3,572	174,707
Outerwall, Inc. (b)	4,956	319,761
Ross Stores, Inc.	519	54,915
Sally Beauty Holdings, Inc. (a)	155	5,196
Select Comfort Corporation (a) (b)	2,393	76,815
		2,352,747
Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	1,327	57,791
Fossil Group, Inc. (a)	806	69,324
Iconix Brand Group, Inc. (a) (b)	5,291	178,677
Steven Madden Ltd. (a) (b)	8,305	303,216
Vera Bradley, Inc. (a)	2,050	40,979
		649,987
Consumer Staples - 19.4%
Beverages - 1.8%
Dr Pepper Snapple Group, Inc. (b)	2,122	167,192
National Beverage Corporation (a) (b)	12,633	283,106
		450,298
Food & Staples Retailing - 0.3%
CVS Health Corporation	121	12,569
Weis Markets, Inc.	1,572	74,151
		86,720
Food Products - 8.0%
B&G Foods, Inc. (b)	8,193	234,730
Calavo Growers, Inc.	1,060	44,467
Cal-Maine Foods, Inc.	3,442	129,523
General Mills, Inc.	184	9,897
Ingredion, Inc.	320	26,307
J & J Snack Foods Corporation	1,171	118,494
J.M. Smucker Company (The)	92	10,612
John B. Sanfilippo & Son, Inc.	1,068	39,569

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Consumer Staples - 19.4% (Continued)
Food Products - 8.0% (Continued)
Kellogg Company	3,678	$237,157
Kraft Foods Group, Inc.	4,779	306,143
Lancaster Colony Corporation (b)	3,344	305,642
Pilgrim's Pride Corporation (b)	6,847	187,813
Pinnacle Foods, Inc.	5,568	202,118
Sanderson Farms, Inc.	834	71,065
Seaboard Corporation (a)	33	132,330
		2,055,867
Household Products - 1.8%
Clorox Company (The)	353	38,350
Energizer Holdings, Inc. (b)	81	10,840
Spectrum Brands Holdings, Inc.	1,444	135,274
WD-40 Company	3,318	269,422
		453,886
Personal Products - 2.1%
Herbalife Ltd.	2,408	74,672
Nu Skin Enterprises, Inc. - Class A	1,504	81,487
Revlon, Inc. - Class A (a) (b)	828	27,953
USANA Health Sciences, Inc. (a) (b)	3,521	352,135
		536,247
Tobacco - 5.4%
Altria Group, Inc. (b)	6,342	356,991
Philip Morris International, Inc. (b)	2,531	209,972
Reynolds American, Inc. (b)	4,661	352,465
Universal Corporation	1,220	58,450
Vector Group Ltd. (b)	16,886	389,222
		1,367,100
Energy - 9.9%
Energy Equipment & Services - 2.3%
Cameron International Corporation (a)	977	45,997
CARBO Ceramics, Inc.	261	9,511
Halliburton Company	2,193	94,167
Helmerich & Payne, Inc.	244	16,363
Matrix Service Company (a)	1,563	29,072
National Oilwell Varco, Inc. (b)	3,769	204,845
Oil States International, Inc. (a)	3,244	141,049
RPC, Inc.	495	6,653
Schlumberger Ltd.	576	48,476
		596,133
Oil, Gas & Consumable Fuels - 7.6%
Alliance Holdings GP, L.P.	117	6,148

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Energy - 9.9% (Continued)
Oil, Gas & Consumable Fuels - 7.6% (Continued)
Alliance Resource Partners, L.P.	5,350	$211,592
Alon USA Partners, L.P. (b)	6,856	123,545
BP Prudhoe Bay Royalty Trust	3,074	209,155
CVR Energy, Inc. (b)	2,145	90,069
CVR Refining, L.P. (b)	1,904	37,052
Delek US Holdings, Inc. (b)	750	27,960
Exxon Mobil Corporation	238	21,072
Green Plains, Inc.	2,628	61,101
HollyFrontier Corporation (b)	3,009	132,366
Marathon Oil Corporation (b)	2,994	83,413
Marathon Petroleum Corporation (b)	1,015	106,575
Northern Tier Energy, L.P. (b)	7,861	192,988
Occidental Petroleum Corporation	927	72,195
Permian Basin Royalty Trust	13,935	136,842
REX American Resources Corporation (a)	2,552	138,727
VAALCO Energy, Inc. (a)	7,940	38,430
Valero Energy Corporation	1,799	110,980
Western Refining, Inc. (b)	2,934	138,191
		1,938,401
Health Care - 18.6%
Health Care Equipment & Supplies - 3.3%
Align Technology, Inc. (a)	59	3,384
Anika Therapeutics, Inc. (a)	5,501	219,600
Edwards Lifesciences Corporation (a)	926	123,176
Globus Medical, Inc. - Class A (a) (b)	8,859	215,096
Medtronic plc (b)	3,201	248,366
Sirona Dental Systems, Inc. (a)	41	3,724
Thoratec Corporation (a)	572	23,292
		836,638
Health Care Providers & Services - 11.4%
Accretive Health, Inc. (a)	9,853	60,103
AMN Healthcare Services, Inc. (a) (b)	8,855	199,769
AmSurg Corporation (a) (b)	5,482	329,468
Bio-Reference Laboratories, Inc. (a) (b)	2,450	85,603
Cardinal Health, Inc. (b)	1,929	169,733
Chemed Corporation (b)	1,840	214,323
CorVel Corporation (a)	651	23,065
DaVita HealthCare Partners, Inc. (a)	596	44,462
Ensign Group, Inc. (The)	1,332	58,701
HealthSouth Corporation (b)	7,237	314,520
IPC Healthcare, Inc. (a)	665	28,755

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 18.6% (Continued)
Health Care Providers & Services - 11.4% (Continued)
Laboratory Corporation of America Holdings (a) (b)	1,758	$216,287
MEDNAX, Inc. (a) (b)	4,500	321,615
Owens & Minor, Inc.	87	3,102
Patterson Companies, Inc. (b)	3,361	168,302
Premier, Inc. - Class A (a) )	4,710	172,669
Quest Diagnostics, Inc. (b)	4,402	308,756
Select Medical Holdings Corporation	4,771	64,695
VCA, Inc. (a) (b)	2,683	142,950
		2,926,878
Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	1,546	81,319

Pharmaceuticals - 3.6%
Depomed, Inc. (a)	15,235	334,408
Johnson & Johnson	887	90,926
Lannett Company, Inc. (a)	1,952	121,805
Pfizer, Inc. (b)	5,261	180,557
Prestige Brands Holdings, Inc. (a) (b)	4,864	187,459
		915,155
Industrials - 18.7%
Aerospace & Defense - 3.0%
B/E Aerospace, Inc. (a)	356	22,620
Cubic Corporation (b)	1,754	91,682
Engility Holdings, Inc. (b)	2,015	72,741
Northrop Grumman Corporation (b)	2,217	367,379
Raytheon Company (b)	1,792	194,916
Vectrus, Inc. (a) (b)	495	15,746
		765,084
Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	1,040	50,232

Commercial Services & Supplies - 2.7%
ADT Corporation (The)	1,387	54,398
Deluxe Corporation (b)	5,365	357,041
Pitney Bowes, Inc. (b)	12,256	283,971
UniFirst Corporation	8	951
		696,361
Construction & Engineering - 1.1%
Argan, Inc.	6,250	202,688
Fluor Corporation	1,200	69,600
		272,288

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Industrials - 18.7% (Continued)
Electrical Equipment - 2.6%
Babcock & Wilcox Company (The)	9,463	$293,731
Emerson Electric Company (b)	2,477	143,468
Generac Holdings, Inc. (a)	2,449	120,711
Rockwell Automation, Inc.	664	77,715
Thermon Group Holdings, Inc. (a)	936	22,951
		658,576
Machinery - 3.1%
Actuant Corporation - Class A	3,413	86,827
Douglas Dynamics, Inc.	2,263	50,985
Dover Corporation	2,097	151,089
Greenbrier Companies, Inc. (The)	2,278	133,878
Hillenbrand, Inc.	558	17,689
Lindsay Corporation (b)	1,393	121,999
Oshkosh Corporation (b)	1,086	52,986
PACCAR, Inc. (b)	386	24,723
Valmont Industries, Inc. (b)	1,203	149,954
		790,130
Professional Services - 5.4%
Dun & Bradstreet Corporation (The) (b)	2,720	360,345
FTI Consulting, Inc. (a) (b)	642	23,670
GP Strategies Corporation (a)	1,714	61,173
Huron Consulting Group, Inc. (a) (b)	2,581	172,024
Insperity, Inc.	6,125	317,275
Korn/Ferry International (a) (b)	2,432	74,419
Navigant Consulting, Inc. (a) (b)	4,888	68,383
Resources Connection, Inc. (b)	1,504	26,651
RPX Corporation (a) (b)	19,991	291,469
		1,395,409
Trading Companies & Distributors - 0.6%
United Rentals, Inc. (a)	1,143	106,368
WESCO International, Inc. (a)	559	38,811
		145,179
Materials - 11.0%
Chemicals - 8.2%
Albemarle Corporation	2,893	163,657
Celanese Corporation - Series A	1,606	91,719
CF Industries Holdings, Inc. (b)	1,143	350,021
CVR Partners, L.P.	1,423	19,951
Ferro Corporation (a)	17,166	218,867
FutureFuel Corporation	5,694	70,036
Innophos Holdings, Inc.	272	15,267

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.8% (Continued)	Shares	Value
Materials - 11.0% (Continued)
Chemicals - 8.2% (Continued)
Innospec, Inc.	984	$43,463
LSB Industries, Inc. (a)	1,071	40,248
LyondellBasell Industries N.V. - Class A	2,264	194,500
Minerals Technologies, Inc.	145	10,618
NewMarket Corporation (b)	321	151,223
OCI Partners, L.P.	11,116	200,088
Olin Corporation (b)	6,019	168,773
Scotts Miracle-Gro Company (The) - Class A	2,076	135,999
Terra Nitrogen Company, L.P.	744	108,758
W.R. Grace & Company (a)	243	24,093
Westlake Chemical Corporation	1,527	101,943
		2,109,224
Containers & Packaging - 1.8%
Avery Dennison Corporation	4,983	266,840
Crown Holdings, Inc. (a)	948	50,244
Greif, Inc. - Class A	167	7,348
Owens-Illinois, Inc. (a)	2,139	55,956
Sonoco Products Company	1,547	72,446
		452,834
Metals & Mining - 0.7%
Compass Minerals International, Inc.	1,437	130,293
Kaiser Aluminum Corporation (b)	250	18,887
Southern Copper Corporation (b)	803	23,905
		173,085
Paper & Forest Products - 0.3%
Boise Cascade Company (a)	430	15,312
Schweitzer-Mauduit International, Inc. (b)	1,578	73,882
		89,194

Total Common Stocks (Cost $21,518,903)		$25,524,489

BARROW ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (d) (Cost $5,241)	5,241	$5,241

Total Investments at Value - 99.8% (Cost $21,524,144)		$25,529,730

Other Assets in Excess of Liabilities 0.2%		55,897

Net Assets - 100.0%		$25,585,627

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for the bank line of credit (Note 4).
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to Schedules of Investments.

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

COMMON STOCKS - 131.0%	Shares	Value
Consumer Discretionary - 29.4%
Auto Components - 0.5%
Dorman Products, Inc. (a)	512	$22,584
Gentex Corporation (b)	135	2,379
Motorcar Parts of America, Inc. (a)	802	21,053
		46,016
Automobiles - 1.1%
Thor Industries, Inc. (b)	876	54,014
Winnebago Industries, Inc.	2,164	50,227
		104,241
Diversified Consumer Services - 1.2%
H&R Block, Inc. (b)	3,333	113,822

Hotels, Restaurants & Leisure - 2.2%
DineEquity, Inc.	261	28,326
Interval Leisure Group, Inc. (b)	6,730	181,710
		210,036
Household Durables - 1.1%
NVR, Inc. (a) (b)	48	63,936
Tupperware Brands Corporation (b)	567	40,484
		104,420
Leisure Products - 1.2%
Arctic Cat, Inc. (b)	293	10,683
Smith & Wesson Holding Corporation (a) (b)	3,268	44,216
Sturm, Ruger & Company, Inc. (b)	1,120	58,195
		113,094
Media - 6.6%
CBS Corporation - Class B	522	30,850
Entercom Communications Corporation - Class A (a) (b)	943	10,731
Entravision Communications Corporation - Class A (b)	6,762	46,387
Interpublic Group of Companies, Inc. (b)	2,744	61,191
National CineMedia, Inc. (b)	2,423	36,927
Omnicom Group, Inc. (b)	1,868	148,581
Scripps Networks Interactive, Inc. - Class A (b)	892	64,492
Starz - Series A (a) (b)	4,594	152,705
Time, Inc.	1,502	35,597
Time Warner, Inc. (b)	227	18,582
Viacom, Inc. - Class B (b)	496	34,690
		640,733
Specialty Retail - 12.1%
AutoZone, Inc. (a) (b)	33	21,209
Bed Bath & Beyond, Inc. (a) (b)	2,037	152,082

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 131.0% (Continued)	Shares	Value
Consumer Discretionary - 29.4% (Continued)
Specialty Retail - 12.1% (Continued)
Buckle, Inc. (The) (b)	3,045	$153,164
Cato Corporation (The) - Class A (b)	1,678	74,403
DSW, Inc. - Class A (b)	73	2,751
Express, Inc. (a) (b)	5,134	70,952
Finish Line, Inc. (The) - Class A	884	21,640
Foot Locker, Inc. (b)	1,011	56,788
Francesca's Holdings Corporation (a) (b)	1,459	21,870
GameStop Corporation - Class A (b)	3,563	131,724
Gap, Inc. (The) (b)	854	35,526
GNC Holdings, Inc. - Class A (b)	2,421	116,426
Hibbett Sports, Inc. (a) (b)	1,791	87,598
Outerwall, Inc. (b)	2,468	159,235
Ross Stores, Inc. (b)	258	27,299
Sally Beauty Holdings, Inc. (a) (b)	75	2,514
Select Comfort Corporation (a) (b)	1,190	38,199
		1,173,380
Textiles, Apparel & Luxury Goods - 3.4%
Coach, Inc. (b)	672	29,265
Fossil Group, Inc. (a) (b)	403	34,662
Iconix Brand Group, Inc. (a) (b)	2,640	89,153
Steven Madden Ltd. (a) (b)	4,151	151,553
Vera Bradley, Inc. (a) (b)	1,012	20,230
		324,863
Consumer Staples - 24.8%
Beverages - 2.3%
Brown-Forman Corporation - Class B (b)	2	183
Dr Pepper Snapple Group, Inc. (b)	1,064	83,833
National Beverage Corporation (a) (b)	6,312	141,452
		225,468
Food & Staples Retailing - 0.5%
CVS Health Corporation (b)	61	6,336
Weis Markets, Inc. (b)	798	37,642
		43,978
Food Products - 9.8%
B&G Foods, Inc. (b)	4,093	117,265
Cal-Maine Foods, Inc. (b)	1,272	47,865
General Mills, Inc. (b)	92	4,949
Ingredion, Inc. (b)	152	12,496
J & J Snack Foods Corporation (b)	581	58,791
J.M. Smucker Company (The) (b)	49	5,652
John B. Sanfilippo & Son, Inc. (b)	541	20,044

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 131.0% (Continued)	Shares	Value
Consumer Staples - 24.8% (Continued)
Food Products - 9.8% (Continued)
Kellogg Company (b)	1,843	$118,837
Kraft Foods Group, Inc. (b)	2,388	152,975
Lancaster Colony Corporation (b)	1,659	151,633
Pilgrim's Pride Corporation (b)	3,425	93,948
Pinnacle Foods, Inc.	2,797	101,531
Sanderson Farms, Inc. (b)	420	35,788
Seaboard Corporation (a) (b)	5	20,050
		941,824
Household Products - 2.3%
Clorox Company (The) (b)	178	19,338
Energizer Holdings, Inc. (b)	41	5,487
Spectrum Brands Holdings, Inc. (b)	713	66,794
WD-40 Company (b)	1,657	134,548
		226,167
Personal Products - 3.0%
Herbalife Ltd. (b)	1,212	37,584
Inter Parfums, Inc. (b)	861	24,478
Nu Skin Enterprises, Inc. - Class A (b)	759	41,123
Revlon, Inc. - Class A (a) (b)	418	14,112
USANA Health Sciences, Inc. (a) (b)	1,750	175,017
		292,314
Tobacco - 6.9%
Altria Group, Inc. (b)	3,162	177,989
Philip Morris International, Inc. (b)	1,266	105,027
Reynolds American, Inc. (b)	2,324	175,741
Universal Corporation	264	12,648
Vector Group Ltd. (b)	8,422	194,127
		665,532
Energy - 13.3%
Energy Equipment & Services - 3.1%
Cameron International Corporation (a)	489	23,022
CARBO Ceramics, Inc.	129	4,701
Halliburton Company	1,107	47,534
Helmerich & Payne, Inc.	124	8,315
Matrix Service Company (a)	786	14,620
National Oilwell Varco, Inc. (b)	1,880	102,178
Oil States International, Inc. (a) (b)	1,632	70,959
RPC, Inc.	247	3,320
Schlumberger Ltd. (b)	292	24,575
		299,224

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 131.0% (Continued)	Shares	Value
Energy - 13.3% (Continued)
Oil, Gas & Consumable Fuels - 10.2%
Alliance Holdings GP, L.P.	59	$3,101
Alliance Resource Partners, L.P. (b)	2,676	105,836
Alon USA Energy, Inc. (b)	492	6,859
Alon USA Partners, L.P. (b)	3,421	61,646
BP Prudhoe Bay Royalty Trust (b)	1,541	104,850
CVR Energy, Inc. (b)	1,058	44,425
CVR Refining, L.P. (b)	948	18,448
Delek US Holdings, Inc. (b)	374	13,943
Exxon Mobil Corporation	119	10,536
Green Plains, Inc. (b)	1,315	30,574
HollyFrontier Corporation (b)	1,494	65,721
Marathon Oil Corporation (b)	1,482	41,289
Marathon Petroleum Corporation (b)	506	53,130
Northern Tier Energy, L.P. (b)	3,955	97,095
Occidental Petroleum Corporation (b)	463	36,058
Permian Basin Royalty Trust (b)	6,953	68,279
Phillips 66 (b)	57	4,472
REX American Resources Corporation (a) (b)	1,281	69,635
VAALCO Energy, Inc. (a) (b)	3,939	19,065
Valero Energy Corporation (b)	899	55,459
Western Refining, Inc. (b)	1,471	69,284
		979,705
Financials - 0.0%
Insurance - 0.0%
Gerova Financial Group Ltd. (a) (b) (c)	2	0

Health Care - 24.6%
Health Care Equipment & Supplies - 4.3%
Align Technology, Inc. (a) (b)	97	5,563
Anika Therapeutics, Inc. (a) (b)	2,758	110,099
Edwards Lifesciences Corporation (a) (b)	446	59,327
Globus Medical, Inc. - Class A (a) (b)	4,429	107,536
Medtronic plc (b)	1,589	123,291
Sirona Dental Systems, Inc. (a) (b)	18	1,635
Thoratec Corporation (a) (b)	285	11,605
		419,056
Health Care Providers & Services - 15.1%
Accretive Health, Inc. (a) (b)	4,964	30,280
AmerisourceBergen Corporation (b)	4	411
AMN Healthcare Services, Inc. (a) (b)	4,373	98,655
AmSurg Corporation (a) (b)	2,739	164,614

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 131.0% (Continued)	Shares	Value
Health Care - 24.6% (Continued)
Health Care Providers & Services - 15.1% (Continued)
Bio-Reference Laboratories, Inc. (a) (b)	1,218	$42,557
Cardinal Health, Inc. (b)	948	83,415
Chemed Corporation (b)	913	106,346
CorVel Corporation (a)	331	11,727
DaVita HealthCare Partners, Inc. (a) (b)	302	22,529
Ensign Group, Inc. (The) (b)	669	29,483
HealthSouth Corporation (b)	3,614	157,065
IPC Healthcare, Inc. (a)	338	14,615
Laboratory Corporation of America Holdings (a) (b)	865	106,421
MEDNAX, Inc. (a) (b)	2,243	160,307
Owens & Minor, Inc. (b)	44	1,569
Patterson Companies, Inc. (b)	1,672	83,725
Premier, Inc. - Class A (a) (b)	2,374	87,031
Quest Diagnostics, Inc. (b)	2,199	154,238
Select Medical Holdings Corporation (b)	2,359	31,988
VCA, Inc. (a) (b)	1,324	70,543
		1,457,519
Health Care Technology - 0.4%
Computer Programs & Systems, Inc. (b)	771	40,555

Pharmaceuticals - 4.8%
Depomed, Inc. (a) (b)	7,630	167,478
Johnson & Johnson (b)	449	46,027
Lannett Company, Inc. (a) (b)	987	61,589
Pfizer, Inc. (b)	2,621	89,953
Prestige Brands Holdings, Inc. (a) (b)	2,419	93,228
		458,275
Industrials - 24.4%
Aerospace & Defense - 3.8%
B/E Aerospace, Inc. (a)	48	3,050
Cubic Corporation (b)	777	40,614
Engility Holdings, Inc. (b)	997	35,992
Northrop Grumman Corporation (b)	1,110	183,938
Raytheon Company (b)	883	96,044
Vectrus, Inc. (a) (b)	245	7,793
		367,431
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	527	25,454

Commercial Services & Supplies - 3.5%
ADT Corporation (The) (b)	462	18,120

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 131.0% (Continued)	Shares	Value
Industrials - 24.4% (Continued)
Commercial Services & Supplies - 3.5% (Continued)
Deluxe Corporation (b)	2,679	$178,288
Pitney Bowes, Inc. (b)	6,120	141,800
UniFirst Corporation (b)	4	475
		338,683
Construction & Engineering - 1.4%
Argan, Inc. (b)	3,125	101,344
Fluor Corporation (b)	605	35,090
		136,434
Electrical Equipment - 3.4%
Babcock & Wilcox Company (The) (b)	4,723	146,602
Emerson Electric Company (b)	1,232	71,358
Generac Holdings, Inc. (a) (b)	1,229	60,577
Rockwell Automation, Inc. (b)	336	39,326
Thermon Group Holdings, Inc. (a)	468	11,475
		329,338
Machinery - 4.1%
Actuant Corporation - Class A (b)	1,725	43,884
Douglas Dynamics, Inc. (b)	1,147	25,842
Dover Corporation (b)	1,061	76,445
Greenbrier Companies, Inc. (The) (b)	1,150	67,585
Hillenbrand, Inc.	138	4,375
Joy Global, Inc. (b)	86	3,811
Lindsay Corporation (b)	696	60,956
Oshkosh Corporation (b)	551	26,883
PACCAR, Inc. (b)	179	11,465
Valmont Industries, Inc. (b)	600	74,790
		396,036
Professional Services - 7.1%
Dun & Bradstreet Corporation (The) (b)	1,353	179,246
FTI Consulting, Inc. (a) (b)	293	10,803
GP Strategies Corporation (a) (b)	860	30,693
Huron Consulting Group, Inc. (a) (b)	1,292	86,112
Insperity, Inc. (b)	3,028	156,850
Korn/Ferry International (a) (b)	1,222	37,393
Navigant Consulting, Inc. (a) (b)	2,095	29,309
Resources Connection, Inc. (b)	765	13,556
RPX Corporation (a) (b)	9,991	145,669
		689,631
Trading Companies & Distributors - 0.8%
United Rentals, Inc. (a) (b)	572	53,230

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 131.0% (Continued)	Shares	Value
Industrials - 24.4% (Continued)
Trading Companies & Distributors - 0.8% (Continued)
WESCO International, Inc. (a)	279	$19,371
		72,601
Materials - 14.5%
Chemicals - 10.8%
Albemarle Corporation (b)	1,410	79,764
Celanese Corporation - Series A (b)	734	41,919
CF Industries Holdings, Inc. (b)	574	175,776
CVR Partners, L.P.	705	9,884
Ferro Corporation (a) (b)	8,491	108,260
FutureFuel Corporation (b)	2,871	35,313
Innophos Holdings, Inc.	135	7,578
Innospec, Inc.	495	21,864
Koppers Holdings, Inc. (b)	196	3,160
LSB Industries, Inc. (a)	392	14,731
LyondellBasell Industries N.V. - Class A (b)	1,135	97,508
NewMarket Corporation (b)	165	77,732
OCI Partners, L.P. (b)	5,577	100,386
Olin Corporation (b)	2,992	83,896
Scotts Miracle-Gro Company (The) - Class A (b)	1,030	67,475
Terra Nitrogen Company, L.P. (b)	374	54,671
W.R. Grace & Company (a)	122	12,096
Westlake Chemical Corporation (b)	758	50,604
		1,042,617
Containers & Packaging - 2.3%
Avery Dennison Corporation (b)	2,482	132,911
Crown Holdings, Inc. (a) (b)	475	25,175
Greif, Inc. - Class A (b)	84	3,696
Owens-Illinois, Inc. (a)	1,062	27,782
Sonoco Products Company (b)	773	36,199
		225,763
Metals & Mining - 0.9%
Compass Minerals International, Inc. (b)	724	65,645
Kaiser Aluminum Corporation (b)	124	9,368
Reliance Steel & Aluminum Company (b)	7	399
Southern Copper Corporation (b)	398	11,849
		87,261

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 131.0% (Continued)	Shares	Value
Materials - 14.5% (Continued)
Paper & Forest Products - 0.5%
Boise Cascade Company (a)	213	$7,585
Schweitzer-Mauduit International, Inc. (b)	771	36,098
		43,683

Total Common Stocks (Cost $11,301,836)	$12,635,154

MONEY MARKET FUNDS - 6.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (d) (Cost $639,518)	639,518	$639,518

Total Investments at Value - 137.6% (Cost $11,941,354)		$13,274,672

Liabilities in Excess of Other Assets (37.6%)		(3,629,512)

Net Assets - 100.0%		$9,645,160

(a)	Non-income producing security.
(b)	All or a portion of the shares have been pledged as collateral for open short positions and any outstanding borrowings for investment purposes (Note 4).
(c)
Security value has been determined in good faith pursuant to fair valuation procedures adopted by the Board of Trustees.  The total value of such securities is $0 at February 28, 2015, representing 0.0% of net assets. (Note 1).

(d)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to Schedules of Investments.

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2015 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Consumer Discretionary - 21.4%
Auto Components - 0.6%
Allison Transmission Holdings, Inc.	185	$5,887
BorgWarner, Inc.	107	6,576
Federal Mogul Holdings Corporation	269	3,516
Gentherm, Inc.	210	9,755
Goodyear Tire & Rubber Company (The)	181	4,838
Modine Manufacturing Company	977	12,662
Remy International, Inc.	47	1,075
Superior Industries International, Inc.	500	9,710
Visteon Corporation	44	4,423
		58,442
Automobiles - 0.3%
General Motors Company	281	10,484
Harley-Davidson, Inc.	64	4,068
Tesla Motors, Inc.	61	12,404
		26,956
Distributors - 0.3%
Core-Mark Holding Company, Inc.	298	20,955
LKQ Corporation	422	10,371
		31,326
Diversified Consumer Services - 0.6%
Liberty Tax, Inc.	36	1,023
LifeLock, Inc.	994	13,896
Matthews International Corporation - Class A	281	13,592
Regis Corporation	1,019	16,345
Service Corporation International	452	11,232
Sotheby's	53	2,330
		58,418
Hotels, Restaurants & Leisure - 6.9%
Aramark	373	11,805
Biglari Holdings, Inc.	36	15,668
BJ's Restaurants, Inc.	421	21,985
Bloomin' Brands, Inc.	710	18,290
Bob Evans Farms, Inc.	316	18,511
Brinker International, Inc.	147	8,741
Buffalo Wild Wings, Inc.	96	18,347
Carnival Corporation	312	13,725
Cedar Fair, L.P.	222	12,416
Cheesecake Factory, Inc. (The)	260	12,355
Chipotle Mexican Grill, Inc.	22	14,629
Churchill Downs, Inc.	163	17,904
Chuy's Holdings, Inc.	307	6,898

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 21.4% (Continued)
Hotels, Restaurants & Leisure - 6.9% (Continued)
ClubCorp Holdings, Inc.	578	$10,288
Cracker Barrel Old Country Store, Inc.	64	9,666
Darden Restaurants, Inc.	242	15,488
Dave & Buster's Entertainment, Inc.	172	5,366
Del Frisco's Restaurant Group, Inc.	515	10,346
Diamond Resorts International, Inc.	623	21,587
Dunkin' Brands Group, Inc.	40	1,874
Extended Stay America, Inc.	462	8,917
Fiesta Restaurant Group, Inc.	297	19,308
Hilton Worldwide Holdings, Inc.	173	4,891
Hyatt Hotels Corporation - Class A	206	12,471
International Speedway Corporation - Class A	490	15,205
Jack in the Box, Inc.	226	21,852
Krispy Kreme Doughnuts, Inc.	650	14,183
La Quinta Holdings, Inc.	268	5,952
Las Vegas Sands Corporation	144	8,194
Life Time Fitness, Inc.	303	17,513
Marcus Corporation (The)	634	12,357
Marriott International, Inc. - Class A	171	14,210
Marriott Vacations Worldwide Corporation	216	16,429
MGM Resorts International	546	11,865
Norwegian Cruise Line Holdings Ltd.	344	16,966
Papa John's International, Inc.	115	7,112
Penn National Gaming, Inc.	64	1,043
Red Robin Gourmet Burgers, Inc.	227	18,948
Royal Caribbean Cruises Ltd.	199	15,208
Ruby Tuesday, Inc.	888	5,843
Ruth's Hospitality Group, Inc.	168	2,564
SeaWorld Entertainment, Inc.	352	6,596
Six Flags Entertainment Corporation	376	17,029
Sonic Corporation	623	19,805
Speedway Motorsports, Inc.	620	14,706
Starbucks Corporation	123	11,499
Starwood Hotels & Resorts Worldwide, Inc.	151	12,130
Texas Roadhouse, Inc.	395	14,868
Vail Resorts, Inc.	197	17,299
Wendy's Company (The)	1,732	19,208
Wynn Resorts Ltd.	62	8,835
Yum! Brands, Inc.	41	3,325
		662,220
Household Durables - 2.9%
Cavco Industries, Inc.	145	10,391

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 21.4% (Continued)
Household Durables - 2.9% (Continued)
D.R. Horton, Inc.	441	$12,044
Ethan Allen Interiors, Inc.	50	1,341
Harman International Industries, Inc.	116	16,007
Installed Building Products, Inc.	443	7,726
Jarden Corporation	292	15,496
Leggett & Platt, Inc.	342	15,407
Lennar Corporation - Class A	296	14,862
Libbey, Inc.	343	13,044
M/I Homes, Inc.	654	14,238
MDC Holdings, Inc.	552	15,003
Meritage Homes Corporation	28	1,246
Mohawk Industries, Inc.	86	15,854
Newell Rubbermaid, Inc.	214	8,408
PulteGroup, Inc.	532	12,002
Ryland Group, Inc. (The)	174	7,917
Standard Pacific Corporation	1,512	13,215
Stanley Black & Decker, Inc.	46	4,524
Taylor Morrison Home Corporation - Class A	320	6,170
Tempur Sealy International, Inc.	123	7,074
Toll Brothers, Inc.	361	13,830
TRI Pointe Homes, Inc.	655	10,401
Universal Electronics, Inc.	285	16,105
WCI Communities, Inc.	756	18,083
Whirlpool Corporation	7	1,484
William Lyon Homes - Class A	320	7,261
		279,133
Internet & Catalog Retail - 1.0%
1-800-FLOWERS.COM, Inc.	814	10,159
Amazon.com, Inc.	42	15,967
Groupon, Inc.	2,019	16,515
HomeAway, Inc.	277	8,586
Liberty Interactive Corporation - Series A	269	7,944
Liberty Ventures - Series A	31	1,246
NetFlix, Inc.	32	15,197
NutriSystem, Inc.	300	5,163
Orbitz Worldwide, Inc.	128	1,482
Overstock.com, Inc.	157	3,567
RetailMeNot, Inc.	26	453
TripAdvisor, Inc.	146	13,030
		99,309
Leisure Products - 0.2%
Callaway Golf Company	1,932	17,368

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 21.4% (Continued)
Leisure Products - 0.2% (Continued)
Hasbro, Inc.	31	$1,932
		19,300
Media - 2.5%
AMC Entertainment Holdings, Inc. - Class A	215	7,392
Carmike Cinemas, Inc.	328	10,250
Charter Communications, Inc. - Class A	49	8,850
DISH Network Corporation - Class A	185	13,882
DreamWorks Animation SKG, Inc. - Class A	650	13,917
E.W. Scripps Company - Class A	810	18,679
Global Eagle Entertainment, Inc.	267	3,551
Lamar Advertising Company - Class A	223	12,956
Liberty Broadband Corporation - Class A	25	1,297
Liberty Broadband Corporation - Class C	16	833
Liberty Media Corporation - Class A	229	8,831
Liberty Media Corporation - Class C	67	2,586
Live Nation, Inc.	587	15,021
Madison Square Garden Company (The) - Class A	201	15,748
Media General, Inc.	423	6,307
Morningstar, Inc.	65	4,852
New Media Investment Group, Inc.	402	9,929
New York Times Company (The) - Class A	539	7,541
News Corporation - Class A	496	8,568
Nexstar Broadcasting Group, Inc. - Class A	134	7,307
Regal Entertainment Group - Class A	450	10,638
Rentrak Corporation	260	14,235
Scholastic Corporation	454	16,803
Sirius XM Holdings, Inc.	2,815	10,950
Tribune Media Company - Class A	154	10,159
Tribune Publishing Company	7	151
Twenty-First Century Fox, Inc. - Class A	54	1,890
		243,123
Multiline Retail - 0.9%
Big Lots, Inc.	241	11,498
Burlington Stores, Inc.	383	21,283
Fred's, Inc. - Class A	964	18,007
Kohl's Corporation	63	4,649
Nordstrom, Inc.	13	1,046
Target Corporation	195	14,982
Tuesday Morning Corporation	870	16,513
		87,978
Specialty Retail - 3.6%
Aaron's, Inc.	293	8,734
Abercrombie & Fitch Company - Class A	453	11,207

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 21.4% (Continued)
Specialty Retail - 3.6% (Continued)
Advance Auto Parts, Inc.	65	$10,071
Aéropostale, Inc.	163	657
American Eagle Outfitters, Inc.	604	9,042
America's Car-Mart, Inc.	46	2,448
Asbury Automotive Group, Inc.	73	5,743
AutoNation, Inc.	216	13,284
Barnes & Noble, Inc.	682	16,982
bebe stores, inc.	364	1,340
Cabela's, Inc.	229	12,467
CarMax, Inc.	236	15,838
Chico's FAS, Inc.	343	6,253
CST Brands, Inc.	337	14,029
Five Below, Inc.	391	12,408
Home Depot, Inc. (The)	8	918
Lithia Motors, Inc. - Class A	192	18,136
Lowe's Companies, Inc.	225	16,670
Lumber Liquidators Holdings, Inc.	11	571
MarineMax, Inc.	310	7,859
Mattress Firm Holding Corporation	153	9,319
Men's Wearhouse, Inc. (The)	317	15,910
Monro Muffler Brake, Inc.	199	12,585
Penske Automotive Group, Inc.	292	14,404
Pep Boys - Manny Moe & Jack (The)	1,536	13,640
Rent-A-Center, Inc.	155	4,278
Restoration Hardware Holdings, Inc.	204	17,972
Sears Hometown and Outlet Stores, Inc.	131	1,741
Shoe Carnival, Inc.	93	2,282
Stage Stores, Inc.	822	17,607
Staples, Inc.	112	1,878
Stein Mart, Inc.	555	9,124
Systemax, Inc.	175	2,105
Tiffany & Company	123	10,851
Tractor Supply Company	150	13,218
TravelCenters of America, LLC	186	2,539
Ulta Salon Cosmetics & Fragrance, Inc.	115	16,187
		350,297
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Company	339	18,947
CROCS, Inc.	1,007	11,228
Deckers Outdoor Corporation	13	965
G-III Apparel Group Ltd.	30	3,157
Hanesbrands, Inc.	127	16,198

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Discretionary - 21.4% (Continued)
Textiles, Apparel & Luxury Goods - 1.6% (Continued)
Kate Spade & Company	491	$16,915
NIKE, Inc. - Class B	135	13,111
Oxford Industries, Inc.	11	605
PVH Corporation	101	10,759
Quiksilver, Inc.	454	953
Skechers U.S.A., Inc. - Class A	206	14,037
Under Armour, Inc. - Class A	199	15,325
Unifi, Inc.	397	12,831
VF Corporation	86	6,593
Vince Holding Corporation	138	3,137
Wolverine World Wide, Inc.	268	8,190
		152,951
Consumer Staples - 17.5%
Beverages - 2.6%
Boston Beer Company, Inc. - Class A	213	56,999
Brown-Forman Corporation - Class B	297	27,232
Coca-Cola Bottling Company Consolidated	603	62,947
Coca-Cola Company (The)	308	13,336
Coca-Cola Enterprises, Inc.	431	19,912
Constellation Brands, Inc. - Class A	294	33,728
Molson Coors Brewing Company - Class B	343	26,030
Monster Beverage Corporation	90	12,701
		252,885
Food & Staples Retailing - 5.1%
Anderson's, Inc. (The)	874	38,692
Casey's General Stores, Inc.	379	33,257
Chefs' Warehouse, Inc. (The)	939	19,024
Costco Wholesale Corporation	211	31,009
Fresh Market, Inc. (The)	805	30,638
Kroger Company (The)	507	36,073
Natural Grocers by Vitamin Cottage, Inc.	1,260	37,107
PriceSmart, Inc.	261	20,734
Rite Aid Corporation	2,672	21,323
SpartanNash Company	827	21,957
Sprouts Farmers Market, Inc.	1,105	40,675
Sysco Corporation	705	27,488
United Natural Foods, Inc.	735	61,035
Walgreen Boots Alliance, Inc.	387	32,152
Wal-Mart Stores, Inc.	110	9,232
Whole Foods Market, Inc.	613	34,628
		495,024

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Consumer Staples - 17.5% (Continued)
Food Products - 7.4%
Archer-Daniels-Midland Company	567	$27,148
Boulder Brands, Inc.	3,679	37,930
Bunge Ltd.	318	26,006
Calavo Growers, Inc.	4	168
Campbell Soup Company	83	3,867
ConAgra Foods, Inc.	811	28,369
Darling Ingredients, Inc.	2,504	43,620
Dean Foods Company	3,026	48,779
Diamond Foods, Inc.	1,936	52,175
Farmer Brothers Company	787	19,069
Flowers Foods, Inc.	607	13,135
Fresh Del Monte Produce, Inc.	1,538	54,153
Hain Celestial Group, Inc. (The)	834	52,150
Hershey Company (The)	78	8,095
Ingredion, Inc.	158	12,989
Keurig Green Mountain, Inc.	215	27,430
McCormick & Company, Inc.	378	28,494
Mead Johnson Nutrition Company	77	8,067
Mondelēz International, Inc. - Class A	732	27,036
Post Holdings, Inc.	145	7,175
Snyder's-Lance, Inc.	1,510	46,584
Tootsie Roll Industries, Inc.	1,314	43,336
TreeHouse Foods, Inc.	649	54,230
Tyson Foods, Inc. - Class A	182	7,518
WhiteWave Foods Company	874	35,790
		713,313
Household Products - 0.5%
Colgate-Palmolive Company	302	21,388
Kimberly Clark Corporation	147	16,120
Procter & Gamble Company (The)	57	4,852
		42,360
Personal Products - 1.9%
Avon Products, Inc.	3,308	28,151
Coty, Inc. - Class A	1,352	30,555
Elizabeth Arden, Inc.	2,445	40,954
Estée Lauder Companies, Inc. (The) - Class A	160	13,227
IGI Laboratories, Inc.	2,500	28,800
Inter Parfums, Inc.	1,506	42,816
		184,503
Energy - 9.2%
Energy Equipment & Services - 1.2%
Basic Energy Services, Inc.	316	2,351

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Energy - 9.2% (Continued)
Energy Equipment & Services - 1.2% (Continued)
Bristow Group, Inc.	121	$7,495
C&J Energy Services, Inc.	94	1,281
Era Group, Inc.	368	8,118
Exterran Holdings, Inc.	344	11,170
Exterran Partners, L.P.	93	2,178
ION Geophysical Corporation	673	1,534
Key Energy Services, Inc.	1,069	2,191
McDermott International, Inc.	1,896	4,740
Parker Drilling Company	130	402
Patterson-UTI Energy, Inc.	282	5,269
Pioneer Energy Services Corporation	671	3,570
RigNet, Inc.	83	2,625
Rowan Companies plc - Class A	438	9,465
SEACOR Holdings, Inc.	167	12,109
Superior Energy Services, Inc.	320	7,162
TETRA Technologies, Inc.	1,099	6,561
Tidewater, Inc.	192	5,414
US Silica Holdings, Inc.	292	9,464
USA Compression Partners, L.P.	617	12,044
Willbros Group, Inc.	259	1,642
		116,785
Oil, Gas & Consumable Fuels - 8.0%
Alon USA Energy, Inc.	994	13,856
Anadarko Petroleum Corporation	14	1,179
Antero Resources Corporation	253	9,981
Apache Corporation	25	1,646
Atlas Energy Group, LLC	476	15,232
Bill Barrett Corporation	218	2,189
Boardwalk Pipeline Partners, L.P.	755	12,382
Bonanza Creek Energy, Inc.	209	5,633
Buckeye Partners, L.P.	153	11,894
Cabot Oil & Gas Corporation	259	7,511
Callon Petroleum Company	260	1,903
Calumet Specialty Products Partners, L.P.	86	2,394
Carrizo Oil & Gas, Inc.	290	13,801
Cheniere Energy, Inc.	194	15,642
Cheniere Energy Partners, L.P.	276	8,459
Chesapeake Energy Corporation	71	1,184
Cloud Peak Energy, Inc.	364	3,018
Cobalt International Energy, Inc.	1,202	12,308
Concho Resources, Inc.	108	11,763
CONSOL Energy, Inc.	341	10,980

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Energy - 9.2% (Continued)
Oil, Gas & Consumable Fuels - 8.0% (Continued)
Contango Oil & Gas Company	221	$5,200
Crestwood Equity Partners, L.P.	888	5,630
Crestwood Midstream Partners, L.P.	658	9,857
DCP Midstream Partners, L.P.	169	6,726
Diamondback Energy, Inc.	232	16,521
Eclipse Resources Corporation	297	2,130
Enbridge Energy Partners, L.P.	340	13,325
Energen Corporation	159	10,278
Energy Transfer Equity, L.P.	233	14,882
Energy Transfer Partners, L.P.	146	8,684
EnLink Midstream Partners, L.P.	439	11,792
EnLink Midstream, LLC	353	11,776
Enterprise Products Partners, L.P.	347	11,569
EQT Corporation	125	9,976
EQT Midstream Partners, L.P.	106	8,821
EV Energy Partners, L.P.	297	4,503
Gastar Exploration, Inc.	311	933
Genesis Energy, L.P.	318	14,628
Gulfport Energy Corporation	295	13,514
Hess Corporation	37	2,778
Holly Energy Partners, L.P.	101	3,358
Jones Energy, Inc. - Class A	642	5,483
Kinder Morgan, Inc.	282	11,565
Laredo Petroleum, Inc.	439	5,237
Magellan Midstream Partners, L.P.	75	6,165
Magnum Hunter Resources Corporation	3,128	8,258
MarkWest Energy Partners, L.P.	178	11,561
Martin Midstream Partners, L.P.	84	2,691
Matador Resources Company	398	8,621
Memorial Production Partners, L.P.	161	2,925
MPLX, L.P.	216	17,755
Newfield Exploration Company	96	3,171
NGL Energy Partners, L.P.	460	14,039
Noble Energy, Inc.	153	7,226
NuStar Energy, L.P.	253	15,949
ONEOK, Inc.	225	9,959
Par Petroleum Corporation	387	7,295
PDC Energy, Inc.	350	18,088
Phillips 66	125	9,808
Pioneer Natural Resources Company	74	11,286
Plains All American Pipeline, L.P.	154	7,683
Plains GP Holdings, L.P. - Class A	82	2,348

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Energy - 9.2% (Continued)
Oil, Gas & Consumable Fuels - 8.0% (Continued)
QEP Resources, Inc.	408	$8,764
Range Resources Corporation	120	5,945
Rentech, Inc.	3,217	4,407
Resolute Energy Corporation	110	117
Rex Energy Corporation	243	1,191
Rice Energy, Inc.	299	5,854
Rose Rock Midstream, L.P.	319	14,795
RSP Permian, Inc.	288	7,822
SemGroup Corporation - Class A	215	16,622
Seventy Seven Energy, Inc.	60	288
Spectra Energy Corporation	330	11,712
Sprague Resources, L.P.	168	4,092
Stone Energy Corporation	95	1,609
Summit Midstream Partners, L.P.	35	1,262
Sunoco Logistics Partners, L.P.	280	12,382
Sunoco, L.P.	127	6,551
Synergy Resources Corporation	1,514	18,092
Tallgrass Energy Partners, L.P.	268	12,813
Targa Resources Corporation	56	5,576
Tesoro Logistics, L.P.	257	14,757
Valero Energy Partners, L.P.	116	6,182
W&T Offshore, Inc.	67	400
Western Gas Equity Partners, L.P.	157	9,819
Western Gas Partners, L.P.	171	11,898
Western Refining Logistics, L.P.	401	11,962
Whiting Petroleum Corporation	69	2,334
Williams Companies, Inc.	265	12,996
Williams Partners, L.P.	312	15,936
WPX Energy, Inc.	936	10,090
		773,217
Financials - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
Iron Mountain, Inc.	222	8,158
OUTFRONT Media, Inc.	9	270
		8,428
Health Care - 16.4%
Biotechnology - 0.0% (a)
Asterias Biotherapeutics, Inc.	1	4

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Health Care - 16.4% (Continued)
Health Care Equipment & Supplies - 8.8%
Abaxis, Inc.	58	$3,533
Abiomed, Inc.	545	33,131
Accuray, Inc.	2,232	20,043
Align Technology, Inc.	68	3,900
Analogic Corporation	206	17,852
AngioDynamics, Inc.	732	13,615
AtriCure, Inc.	572	10,113
Baxter International, Inc.	310	21,436
Becton, Dickinson and Company	186	27,290
Boston Scientific Corporation	1,865	31,518
Cardiovascular Systems, Inc.	587	22,136
Cerus Corporation	589	2,812
CONMED Corporation	244	12,517
Cooper Companies, Inc. (The)	162	26,563
Cynosure, Inc. - Class A	473	14,389
DENTSPLY International, Inc.	507	26,876
DexCom, Inc.	783	47,559
Endologix, Inc.	1,283	20,233
GenMark Diagnostics, Inc.	988	12,557
Haemonetics Corporation	756	33,612
Halyard Health, Inc.	15	691
HeartWare International, Inc.	207	17,643
Hill-Rom Holdings, Inc.	442	21,181
Hologic, Inc.	974	31,538
IDEXX Laboratories, Inc.	168	26,347
Inogen, Inc.	230	7,647
Insulet Corporation	775	24,591
Integra LifeSciences Holdings Corporation	397	23,824
Intuitive Surgical, Inc.	29	14,500
Invacare Corporation	853	16,181
LDR Holding Corporation	286	11,180
Merit Medical Systems, Inc.	1,107	21,708
Neogen Corporation	53	2,711
NuVasive, Inc.	541	24,751
NxStage Medical, Inc.	1,165	20,015
OraSure Technologies, Inc.	1,012	7,246
Quidel Corporation	690	17,719
ResMed, Inc.	27	1,738
Spectranetics Corporation (The)	625	21,131
St. Jude Medical, Inc.	149	9,935
STAAR Surgical Company	431	2,957
STERIS Corporation	129	8,323

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Health Care - 16.4% (Continued)
Health Care Equipment & Supplies - 8.8% (Continued)
Stryker Corporation	278	$26,341
Teleflex, Inc.	54	6,571
West Pharmaceutical Services, Inc.	744	40,712
Wright Medical Group, Inc.	592	14,581
ZELTIQ Aesthetics, Inc.	740	24,694
Zimmer Holdings, Inc.	15	1,806
		849,947
Health Care Providers & Services - 3.6%
Acadia Healthcare Company, Inc.	669	42,301
Adeptus Health, Inc. - Class A	358	15,877
Air Methods Corporation	439	23,263
Amedisys, Inc.	798	24,076
AmerisourceBergen Corporation	157	16,133
BioScrip, Inc.	1,091	6,666
Brookdale Senior Living, Inc.	709	26,595
Capital Senior Living Corporation	596	14,900
Envision Healthcare Holdings, Inc.	390	14,282
ExamWorks Group, Inc.	447	18,059
Express Scripts Holding Company	79	6,698
Healthways, Inc.	1,011	22,626
Henry Schein, Inc.	134	18,767
HMS Holdings Corporation	564	9,892
Kindred Healthcare, Inc.	66	1,400
LifePoint Hospitals, Inc.	526	37,851
McKesson Corporation	127	29,045
Omnicare, Inc.	27	2,072
PharMerica Corporation	338	8,450
Team Health Holdings, Inc.	106	6,283
		345,236
Health Care Technology - 1.6%
Allscripts Healthcare Solutions, Inc.	2,406	28,884
athenahealth, Inc.	227	28,845
Cerner Corporation	422	30,409
IMS Health Holdings, Inc.	317	8,343
Medidata Solutions, Inc.	779	37,478
Quality Systems, Inc.	636	11,054
Veeva Systems, Inc. - Class A	371	11,453
		156,466
Pharmaceuticals - 2.4%
Abbott Laboratories	589	27,901
Actavis plc	116	33,798
Akorn, Inc.	150	8,071

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Health Care - 16.4% (Continued)
Pharmaceuticals - 2.4% (Continued)
Bristol-Myers Squibb Company	259	$15,778
ContraVir Pharmaceuticals, Inc.	1	2
Eli Lilly & Company	156	10,946
Jazz Pharmaceuticals plc	62	10,546
Mallinckrodt plc	185	21,593
Merck & Company, Inc.	420	24,587
Mylan, Inc.	330	18,917
Salix Pharmaceuticals Ltd.	199	31,283
Zoetis, Inc.	595	27,424
		230,846
Industrials - 16.9%
Aerospace & Defense - 2.2%
AAR Corporation	199	5,851
AeroVironment, Inc.	308	8,442
American Science & Engineering, Inc.	59	3,085
Astronics Corporation	172	11,964
Boeing Company (The)	90	13,576
Curtiss-Wright Corporation	207	15,024
DigitalGlobe, Inc.	530	17,623
Esterline Technologies Corporation	139	16,381
GenCorp, Inc.	487	9,399
HEICO Corporation	20	1,185
Hexcel Corporation	372	17,700
Huntington Ingalls Industries, Inc.	18	2,544
KLX, Inc.	60	2,396
L-3 Communications Holdings, Inc.	16	2,071
MOOG, Inc. - Class A	223	16,828
Rockwell Collins, Inc.	143	12,738
Spirit Aerosystems Holdings, Inc. - Class A	373	18,355
Taser International, Inc.	192	4,508
Teledyne Technologies, Inc.	88	8,873
Textron, Inc.	300	13,293
Triumph Group, Inc.	21	1,256
United Technologies Corporation	38	4,633
		207,725
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc.	1,156	10,392
Echo Global Logistics, Inc.	213	6,186
FedEx Corporation	75	13,274
Hub Group, Inc. - Class A	106	4,279
United Parcel Service, Inc. - Class B	100	10,173
UTi Worldwide, Inc.	911	11,916

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Air Freight & Logistics - 0.8% (Continued)
XPO Logistics, Inc.	388	$17,130
		73,350
Building Products - 1.7%
A.O. Smith Corporation	36	2,269
Advanced Drainage Systems, Inc.	29	787
Apogee Enterprises, Inc.	253	11,600
Armstrong World Industries, Inc.	291	16,247
Builders FirstSource, Inc.	1,254	7,562
Continental Building Products, Inc.	296	6,175
Fortune Brands Home & Security, Inc.	281	13,016
Gibraltar Industries, Inc.	502	7,359
Griffon Corporation	45	734
Lennox International, Inc.	42	4,379
Masco Corporation	299	7,831
Masonite International Corporation	190	11,655
NCI Building Systems, Inc.	543	9,144
Nortek, Inc.	41	3,184
Owens Corning, Inc.	399	15,824
PGT, Inc.	64	651
Ply Gem Holdings, Inc.	118	1,620
Quanex Building Products Corporation	517	10,128
Simpson Manufacturing Company, Inc.	162	5,864
Trex Company, Inc.	217	10,926
Universal Forest Products, Inc.	89	4,810
USG Corporation	532	14,997
		166,762
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	196	6,094
ARC Document Solutions, Inc.	166	1,404
Brady Corporation - Class A	121	3,262
Brink's Company (The)	323	9,089
CECO Environmental Corporation	42	598
Cintas Corporation	41	3,423
Clean Harbors, Inc.	294	16,373
Copart, Inc.	28	1,048
Covanta Holding Corporation	690	14,952
Healthcare Services Group, Inc.	530	17,792
Herman Miller, Inc.	267	8,269
InnerWorkings, Inc.	90	572
Interface, Inc.	496	10,014
KAR Auction Services, Inc.	487	17,761
Kimball International, Inc. - Class B	224	2,139

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Commercial Services & Supplies - 2.3% (Continued)
Knoll, Inc.	461	$9,787
McGrath RentCorp	265	8,477
Mobile Mini, Inc.	178	7,385
MSA Safety, Inc.	173	8,750
Multi-Color Corporation	30	2,049
Republic Services, Inc.	316	12,931
SP Plus Corporation	31	701
Stericycle, Inc.	98	13,227
Team, Inc.	149	5,722
Tetra Tech, Inc.	169	4,298
Tyco International plc	72	3,040
US Ecology, Inc.	115	5,614
Viad Corporation	29	770
Waste Connections, Inc.	257	12,071
Waste Management, Inc.	257	14,001
		221,613
Construction & Engineering - 0.8%
AECOM	261	7,846
Aegion Corporation	413	7,471
Ameresco, Inc. - Class A	82	513
Comfort Systems USA, Inc.	358	6,695
Dycom Industries, Inc.	303	13,438
Granite Construction, Inc.	267	8,843
Great Lakes Dredge & Dock Company	785	4,789
Jacobs Engineering Group, Inc.	140	6,208
KBR, Inc.	249	4,056
MasTec, Inc.	107	2,361
Quanta Services, Inc.	363	10,447
		72,667
Electrical Equipment - 0.8%
Acuity Brands, Inc.	72	11,411
Eaton Corporation plc	156	11,078
Encore Wire Corporation	13	485
Enphase Energy, Inc.	320	4,410
Franklin Electric Company, Inc.	119	4,341
General Cable Corporation	29	436
GrafTech International Ltd.	1,324	5,164
Polypore International, Inc.	250	14,822
Powell Industries, Inc.	35	1,181
Power Solutions International, Inc.	150	8,479
PowerSecure International, Inc.	71	787
Regal-Beloit Corporation	168	13,094

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Electrical Equipment - 0.8% (Continued)
Vicor Corporation	197	$2,596
		78,284
Industrial Conglomerates - 0.0% (a)
Carlisle Companies, Inc.	10	930
Danaher Corporation	11	960
Raven Industries, Inc.	33	688
		2,578
Machinery - 3.8%
Alamo Group, Inc.	40	2,006
Albany International Corporation - Class A	257	9,691
Altra Industrial Motion Corporation	108	2,948
Astec Industries, Inc.	238	10,179
Barnes Group, Inc.	407	16,288
Blount International, Inc.	354	5,873
Briggs & Stratton Corporation	469	9,774
Caterpillar, Inc.	108	8,953
Chart Industries, Inc.	114	3,983
CIRCOR International, Inc.	32	1,717
CLARCOR, Inc.	190	12,504
Colfax Corporation	202	10,641
Cummins, Inc.	31	4,409
Donaldson Company, Inc.	290	10,742
EnPro Industries, Inc.	140	9,208
ESCO Technologies, Inc.	87	3,353
Flowserve Corporation	87	5,405
Gorman-Rupp Company (The)	271	7,788
Harsco Corporation	565	9,317
Ingersoll-Rand plc	100	6,719
ITT Corporation	220	9,035
John Bean Technologies Corporation	259	8,951
Joy Global, Inc.	169	7,490
Kennametal, Inc.	379	13,265
Lydall, Inc.	249	7,933
Manitowoc Company, Inc. (The)	2	44
Meritor, Inc.	424	6,059
Middleby Corporation (The)	106	11,301
Mueller Industries, Inc.	120	4,177
Mueller Water Products, Inc. - Class A	337	3,087
Nordson Corporation	11	846
Pall Corporation	133	13,408
Parker Hannifin Corporation	59	7,239
Proto Labs, Inc.	109	7,748

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Machinery - 3.8% (Continued)
RBC Bearings, Inc.	56	$3,475
Rexnord Corporation	177	4,880
SPX Corporation	161	14,350
Tennant Company	113	7,387
Terex Corporation	143	3,920
Timken Company	195	8,284
Titan International, Inc.	742	7,405
TriMas Corporation	111	3,326
Trinity Industries, Inc.	116	3,900
WABCO Holdings, Inc.	118	13,786
Watts Water Technologies, Inc. - Class A	257	14,130
Westinghouse Air Brake Technologies Corporation	48	4,555
Woodward, Inc.	294	14,274
Xylem, Inc.	320	11,424
		367,177
Marine - 0.1%
Kirby Corporation	79	6,089
Matson, Inc.	203	8,013
Scorpio Bulkers, Inc.	218	556
		14,658
Professional Services - 1.3%
Acacia Research Corporation	555	6,960
Advisory Board Company (The)	261	14,126
Corporate Executive Board Company (The)	227	17,754
IHS, Inc. - Class A	94	11,048
Kelly Services, Inc. - Class A	536	9,278
Kforce, Inc.	392	9,251
ManpowerGroup, Inc.	20	1,609
Mistras Group, Inc.	460	8,671
Nielsen N.V.	266	12,026
Paylocity Holding Corporation	398	11,896
Pendrell Corporation	402	458
TriNet Group, Inc.	179	6,505
TrueBlue, Inc.	32	736
WageWorks, Inc.	187	10,743
		121,061
Road & Rail - 2.4%
AMERCO	7	2,288
ArcBest Corporation	246	10,302
Celadon Group, Inc.	390	10,238
Con-Way, Inc.	336	14,841
Covenant Transportation Group, Inc. - Class A	53	1,688

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Industrials - 16.9% (Continued)
Road & Rail - 2.4% (Continued)
CSX Corporation	340	$11,665
Genesee & Wyoming, Inc. - Class A	136	14,022
Heartland Express, Inc.	656	16,512
J.B. Hunt Transport Services, Inc.	150	12,825
Kansas City Southern	104	12,047
Knight Transportation, Inc.	558	18,447
Marten Transport Ltd.	449	10,412
Norfolk Southern Corporation	113	12,335
Old Dominion Freight Line, Inc.	186	14,530
Ryder System, Inc.	116	10,903
Saia, Inc.	169	7,779
Swift Transportation Company	634	17,930
Union Pacific Corporation	115	13,830
Werner Enterprises, Inc.	530	16,997
		229,591
Trading Companies & Distributors - 0.5%
Aceto Corporation	151	3,233
Beacon Roofing Supply, Inc.	223	6,695
Fastenal Company	259	10,762
H&E Equipment Services, Inc.	188	4,602
HD Supply Holdings, Inc.	75	2,213
Kaman Corporation	119	4,939
MRC Global, Inc.	291	3,745
MSC Industrial Direct Company, Inc. - Class A	55	4,014
Rush Enterprises, Inc. - Class A	168	4,692
Stock Building Supply Holdings, Inc.	212	3,292
		48,187
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Company, LLC	236	18,552
Wesco Aircraft Holdings, Inc.	320	4,803
		23,355
Information Technology - 0.1%
Internet Software & Services - 0.1%
Coupons.com, Inc.	341	3,325

Materials - 9.4%
Chemicals - 3.6%
A. Schulman, Inc.	61	2,597
Advanced Emissions Solutions, Inc.	427	7,088
Air Products & Chemicals, Inc.	117	18,268
Airgas, Inc.	144	16,880
Ashland, Inc.	53	6,764

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Materials - 9.4% (Continued)
Chemicals - 3.6% (Continued)
Axiall Corporation	303	$14,032
Balchem Corporation	149	8,779
Cabot Corporation	169	7,625
Chemtura Corporation	170	4,463
Dow Chemical Company (The)	215	10,587
E.I. du Pont de Nemours and Company	208	16,193
Ecolab, Inc.	147	16,984
FMC Corporation	129	8,180
H.B. Fuller Company	209	9,342
Huntsman Corporation	638	14,330
International Flavors & Fragrances, Inc.	22	2,682
Intrepid Potash, Inc.	985	13,908
Koppers Holdings, Inc.	262	4,223
Kraton Performance Polymers, Inc.	695	14,025
Kronos Worldwide, Inc.	869	10,654
Minerals Technologies, Inc.	125	9,154
Monsanto Company	9	1,084
Mosaic Company (The)	217	11,557
OM Group, Inc.	511	14,712
PolyOne Corporation	537	21,340
Praxair, Inc.	124	15,860
Sensient Technologies Corporation	438	27,861
Tredegar Corporation	48	987
Tronox Ltd. - Class A	917	19,844
Valhi, Inc.	2,007	12,564
		342,567
Construction Materials - 0.7%
Eagle Materials, Inc.	273	21,430
Headwaters, Inc.	816	13,399
Martin Marietta Materials, Inc.	124	17,649
Vulcan Materials Company	239	19,837
		72,315
Containers & Packaging - 0.7%
Berry Plastics Group, Inc.	54	1,853
Graphic Packaging Holding Company	1,146	17,293
Myers Industries, Inc.	532	10,587
Packaging Corporation of America	197	16,323
Rock-Tenn Company - Class A	163	11,188
Sealed Air Corporation	182	8,578
		65,822
Metals & Mining - 3.4%
Alcoa, Inc.	1,065	15,751

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Materials - 9.4% (Continued)
Metals & Mining - 3.4% (Continued)
Allegheny Technologies, Inc.	677	$22,788
Carpenter Technology Corporation	468	19,824
Century Aluminum Company	1,006	19,084
Coeur Mining, Inc.	1,613	9,420
Commercial Metals Company	765	11,513
Freeport-McMoRan, Inc.	255	5,516
Globe Specialty Metals, Inc.	783	13,037
Haynes International, Inc.	292	11,791
Hecla Mining Company	4,923	16,344
Hi-Crush Partners, L.P.	43	1,565
Horsehead Holding Corporation	881	11,312
Materion Corporation	421	15,417
Newmont Mining Corporation	690	18,168
NN, Inc.	87	2,411
Nucor Corporation	267	12,557
Reliance Steel & Aluminum Company	87	4,960
Royal Gold, Inc.	346	24,947
RTI International Metals, Inc.	350	9,754
Schnitzer Steel Industries, Inc. - Class A	613	9,624
Steel Dynamics, Inc.	1,049	19,113
Stillwater Mining Company	1,275	18,487
SunCoke Energy, Inc.	697	12,720
TimkenSteel Corporation	33	992
United States Steel Corporation	409	9,796
Worthington Industries, Inc.	423	11,421
		328,312
Paper & Forest Products - 1.0%
Clearwater Paper Corporation	177	10,808
Deltic Timber Corporation	227	15,023
International Paper Company	286	16,133
KapStone Paper and Packaging Corporation	261	8,994
Louisiana-Pacific Corporation	1,374	23,125
P.H. Glatfelter Company	528	12,936
Wausau Paper Corporation	1,221	11,465
		98,484

Total Common Stocks (Proceeds $8,063,369)		$8,776,300

BARROW ALL-CAP LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
BioTime, Inc.	1	$2
Magnum Hunter Resources Corporation (b)	97	0
Total Warrants (Proceeds $2)		$2

Total Securities Sold Short - 91.0% (Proceeds $8,063,371)		$8,776,302

(a)	Percentage rounds to less than 0.1%.
(b)
Security value has been determined in good faith pursuant to fair valuation procedures adopted by the Board of Trustees.  The total value of such securities is $0 at February 28, 2015, representing 0.0% of net assets. (Note 1).

See accompanying notes to Schedules of Investments.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2015 (Unaudited)

1.	Securities Valuation

Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund (the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Ultimus Managers Trust Board of Trustees (the “Board”).  The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  The Funds value their over-the-counter securities at the last sale price, if available, otherwise at the most recently quoted bid price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to the procedures adopted by the Board.  Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities
•            Level 2 – other significant observable inputs
•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of February 28, 2015:

Barrow All-Cap Core Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$25,524,489	$-		$-	$25,524,489
Money Market Funds	5,241	-		-	5,241
Total	$25,529,730	$-		$-	$25,529,730

Barrow All-Cap Long/Short Fund	Level 1	Level 2		Level 3	Total
Investments in Securities
Common Stocks	$12,635,154	$0	(a)	$-	$12,635,154
Money Market Funds	639,518	-		-	639,518
Total	$13,274,672	$0	(a)	$-	$13,274,672

Other Financial Instruments:
Common Stocks – Sold Short	$(8,776,300)	$-		$-	$(8,776,300)
Warrants - Sold Short	(2)	0	(a)	-	(2)
Total	$(8,776,302)	$0	(a)	$-	$(8,776,302)

(a) Barrow All-Cap Long/Short Fund holds Level 2 securities which are valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type.  As of February 28, 2015, the Funds did not have any transfers in and out of any Level.  There were no Level 3 securities or derivative instruments held by the Funds as of February 28, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2015:

	Barrow All-Cap Core Fund	Barrow All-Cap Long/Short Fund

Tax cost of portfolio investments	$21,591,405	$11,983,805

Gross unrealized appreciation	$4,551,035	$1,625,432
Gross unrealized depreciation	(612,710)	(334,565)
Net unrealized appreciation on investments	$3,938,325	$1,290,867

Net unrealized depreciation on securities sold short	$-	$(894,225)

BARROW FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of February 28, 2015, the proceeds from securities sold short on a tax basis is $7,882,077 for Barrow All-Cap Long/Short Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Borrowings

Each Fund may borrow for investment purposes, subject to certain limits; these borrowings are referred to as “leverage.” Borrowings under this arrangement bear a variable interest rate.

5.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share.  Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected.  As of February 28, 2015, Barrow All-Cap Long/Short Fund had the following percentages of the value of its net assets invested in stocks within the following sector:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Discretionary	29.4%	(21.4%)	8.0%

As shown above, although the Fund has greater than 25% of the Fund’s net assets invested in long positions in the sector noted, the Fund’s exposure to this sector is mitigated by its short positions in the sector.  As stated in the Fund’s principal investment strategy, the Adviser monitors the Fund’s industry exposure to ensure the Fund’s portfolio is significantly diversified.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

CORPORATE BONDS - 96.9%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 8.2%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$50,000	$52,625
Cablevision Systems Corp.	5.875%	09/15/22	25,000	25,969
CHC Helicopter S.A.	9.250%	10/15/20	51,300	48,607
Cinemark USA, Inc.	4.875%	06/01/23	65,000	65,000
MGM Resorts International	6.625%	12/15/21	45,000	49,050
MGM Resorts International	6.000%	03/15/23	12,000	12,540
Penske Auto Group, Inc.	5.750%	10/01/22	52,000	54,730
Penske Auto Group, Inc.	5.375%	12/01/24	8,000	8,320
Regal Entertainment Group	5.750%	03/15/22	8,000	8,260
Regal Entertainment Group	5.750%	02/01/25	45,000	45,225
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	60,000	64,800
Service Corp. International	5.375%	05/15/24	9,000	9,562
Service Corp. International	7.500%	04/01/27	50,000	58,500
Tenneco, Inc.	5.375%	12/15/24	4,000	4,200
Walt Disney Co. (The)	2.350%	12/01/22	100,000	99,810
				607,198
Consumer Staples - 3.7%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	98,932
B&G Foods, Inc.	4.625%	06/01/21	58,000	58,218
Spectrum Brands, Inc.	6.625%	11/15/22	50,000	55,000
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	65,385
				277,535
Energy - 15.2%
Apache Corp.	3.250%	04/15/22	109,000	110,296
Bristow Group, Inc.	6.250%	10/15/22	60,000	59,100
Chevron Corp.	2.355%	12/05/22	150,000	148,090
Cloud Peak Energy Resources, LLC	6.375%	03/15/24	29,000	26,752
ConocoPhillips Co.	2.400%	12/15/22	150,000	148,192
Denbury Resources, Inc.	4.625%	07/15/23	56,000	50,470
Halliburton Co.	3.500%	08/01/23	125,000	130,630
Offshore Group Investment Ltd.	7.500%	11/01/19	20,000	12,900
Offshore Group Investment Ltd.	7.125%	04/01/23	42,000	27,615
Peabody Energy Corp.	6.250%	11/15/21	18,000	15,053
Peabody Energy Corp.	7.875%	11/01/26	50,000	40,375
Range Resources Corp.	5.000%	08/15/22	46,000	47,265
Rosetta Resources, Inc.	5.875%	06/01/22	60,000	57,900
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	59,000	60,623
Schlumberger Ltd.	3.650%	12/01/23	125,000	133,819
Williams Partners, L.P.	4.875%	05/15/23	55,000	56,745
				1,125,825
Financials - 23.4%
Bank of America Corp.	3.300%	01/11/23	150,000	152,422

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 23.4% (Continued)
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	$100,000	$101,055
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	163,137
General Electric Capital Corp.	3.150%	09/07/22	150,000	156,462
International Lease Finance Corp.	5.875%	08/15/22	150,000	171,765
JPMorgan Chase & Co.	4.500%	01/24/22	150,000	166,080
PNC Financial Services Group, Inc. (The)	2.854%	11/09/22	150,000	151,106
Simon Property Group L.P.	3.750%	02/01/24	100,000	106,257
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	194,687
U.S. Bancorp	2.950%	07/15/22	175,000	176,640
Wells Fargo & Co.	4.125%	08/15/23	175,000	186,940
				1,726,551
Health Care - 7.1%
Bristol-Myers Squibb Co.	3.250%	11/01/23	175,000	182,566
Community Health Systems, Inc.	6.875%	02/01/22	54,000	58,016
HCA Holdings, Inc.	5.375%	02/01/25	54,000	57,510
HealthSouth Corp.	5.750%	11/01/24	54,000	56,700
PerkinElmer, Inc.	5.000%	11/15/21	150,000	166,866
				521,658
Industrials - 14.3%
Continental Resources, Inc.	5.000%	09/15/22	60,000	59,400
General Dynamics Corp.	2.250%	11/15/22	150,000	145,827
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	72,578	73,304
Iron Mountain, Inc.	5.750%	08/15/24	57,000	57,997
R.R. Donnelley & Sons Co.	7.625%	06/15/20	4,000	4,540
R.R. Donnelley & Sons Co.	7.875%	03/15/21	41,000	46,945
Raytheon Co.	2.500%	12/15/22	150,000	148,876
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	152,042
Teekay Corp.	8.500%	01/15/20	55,000	62,013
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	41,096	42,740
United Rentals North America, Inc.	6.125%	06/15/23	45,000	48,488
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	158,495	171,174
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-1	8.000%	04/01/21	35,819	40,475
				1,053,821
Information Technology - 7.7%
Equinix, Inc.	5.375%	04/01/23	55,000	57,784
Hewlett-Packard Co.	4.375%	09/15/21	150,000	162,707
Intel Corp.	2.700%	12/15/22	150,000	151,505

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.9% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 7.7% (Continued)
L-3 Communications Corp.	3.950%	05/28/24	$195,000	$198,902
				570,898
Materials - 2.8%
Graphic Packaging International, Inc.	4.750%	04/15/21	55,000	57,475
Praxair, Inc.	2.200%	08/15/22	150,000	146,691
				204,166
Telecommunication Services - 10.3%
AT&T, Inc.	2.625%	12/01/22	140,000	135,294
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	6,000	6,202
CenturyLink, Inc.	5.800%	03/15/22	5,000	5,338
Cincinnati Bell, Inc.	8.375%	10/15/20	28,000	29,960
Comcast Corp.	3.600%	03/01/24	80,000	85,967
Frontier Communications Corp.	9.000%	08/15/31	55,000	59,675
Intelsat Jackson Holdings S.A.	5.500%	08/01/23	40,000	38,000
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	43,000	46,655
Qwest Corp.	6.750%	12/01/21	150,000	173,339
Qwest Corp.	6.875%	09/15/33	55,000	55,782
Sprint Corp.	7.875%	09/15/23	8,000	8,300
Sprint Corp.	7.625%	02/15/25	60,000	60,900
Verizon Communications, Inc.	5.150%	09/15/23	50,000	57,382
				762,794
Utilities - 4.2%
AES Corp. (The)	5.500%	03/15/24	55,000	56,100
Amerigas Finance, LLC	7.000%	05/20/22	55,000	59,125
Ferrellgas, L.P.	6.500%	05/01/21	55,000	55,412
Ferrellgas, L.P.	6.750%	01/15/22	2,000	2,030
GenOn Americas Generation, LLC	8.500%	10/01/21	28,000	26,180
NRG Energy, Inc.	6.625%	03/15/23	46,000	48,530
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	61,350
				308,727

Total Investments at Value - 96.9% (Cost $7,065,774)				$7,159,173

Other Assets in Excess of Liabilities 3.1%				231,951

Net Assets - 100.0%				$7,391,124

See accompanying notes to Schedule of Investments.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

1.	Securities Valuation

Fixed income securities of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the Fund’s adviser), under the general supervision of the Board.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities
•            Level 2 – other significant observable inputs
•            Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$7,159,173	$-	$7,159,173

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type.  As of February 28, 2015, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2015:

Tax cost of portfolio investments	$7,065,774

Gross unrealized appreciation	$176,050
Gross unrealized depreciation	(82,651)

Net unrealized appreciation on investments	$93,399

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

COMMON STOCKS — 50.2%	Shares	Value

Consumer Discretionary — 6.3%
Hotels, Restaurants & Leisure — 1.5%
El Pollo Loco Holdings, Inc. (a)	556	$13,672

Multi-Line Retail — 1.7%
Burlington Stores, Inc. (a)	267	14,837

Specialty Retail — 1.6%
Home Depot, Inc. (The)	128	14,688

Textiles, Apparel & Luxury Goods — 1.5%
Unifi, Inc. (a)	406	13,122

Consumer Staples — 6.3%
Beverages — 3.3%
Constellation Brands, Inc. - Class A (a)	129	14,799
Dr Pepper Snapple Group, Inc.	177	13,946
		28,745
Food & Staples Retailing — 1.6%
Kroger Company (The)	202	14,372

Tobacco — 1.4%
Reynolds American, Inc.	166	12,553

Energy — 0.8%
Energy Equipment & Services — 0.8%
SAExploration Holdings, Inc. (a)	2,506	7,518

Financials — 6.2%
Consumer Finance — 1.6%
Santander Consumer USA Holdings, Inc.	614	13,833

Insurance — 1.5%
Fidelity National Financial, Inc.	372	13,660

Real Estate Investment Trusts (REITs) — 1.6%
Gaming and Leisure Properties, Inc.	422	14,285

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 50.2% (Continued)	Shares	Value

Financials — 6.2% (Continued)
Real Estate Management & Development — 1.5%
Brookfield Property Partners, L.P.	544	$13,513

Health Care — 8.3%
Biotechnology — 1.5%
Celgene Corporation (a)	112	13,611

Health Care Providers & Services — 4.9%
Anthem, Inc.	98	14,352
Humana, Inc.	91	14,959
VCA, Inc. (a)	270	14,386
		43,697
Pharmaceuticals — 1.9%
Theravance Biopharma, Inc. (a)	761	16,537

Industrials — 10.1%
Airlines — 1.5%
Alaska Air Group, Inc.	215	13,685

Building Products — 3.2%
Allegion plc	230	13,278
Griffon Corporation	900	14,688
		27,966
Machinery — 3.8%
Colfax Corporation (a)	338	17,806
Greenbrier Companies, Inc. (The)	272	15,985
		33,791
Professional Services — 1.6%
GP Strategies Corporation (a)	400	14,276

Information Technology — 8.5%
IT Services — 1.7%
MasterCard, Inc. - Class A	165	14,871

Semiconductors & Semiconductor Equipment — 5.2%
Avago Technologies Ltd.	131	16,718
Silicon Motion Technology Corporation - ADR	505	13,428
Skyworks Solutions, Inc.	181	15,883
		46,029

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 50.2% (Continued)	Shares	Value

Information Technology — 8.5% (Continued)
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	111	$14,259

Materials — 1.7%
Containers & Packaging — 1.7%
Graphic Packaging Holding Company (a)	1,000	15,090

Utilities — 2.0%
Multi-Utilities — 2.0%
Dominion Resources, Inc.	249	17,950

Total Common Stocks (Cost $424,876)		$446,560

EXCHANGE-TRADED FUNDS — 26.8%	Shares	Value

International — 25.3%
iShares Europe ETF	615	$27,853
iShares India 50 ETF	406	13,467
iShares MSCI All Country Asia ex Japan ETF	213	13,596
iShares MSCI Germany ETF	474	14,078
iShares MSCI Philippines ETF	663	27,680
iShares MSCI Sweden ETF	1,247	43,296
SPDR®S&P®International Dividend ETF	302	13,367
WisdomTree Europe Hedged Equity Fund	450	28,953
WisdomTree Germany Hedged Equity Fund	467	14,099
WisdomTree Japan Hedged Equity Fund	538	28,982
		225,371
Real Estate Investment Trusts (REIT) — 1.5%
SPDR®Dow Jones®Global Real Estate ETF	264	13,160

Total Exchange-Traded Funds (Cost $229,243)		$238,531

GALAPAGOS PARTNERS SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 0.0% (b)	Shares	Value

Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01% (c)(Cost $267)	267	$267

Total Investments at Value — 77.0% (Cost $654,386)		$685,358

Other Assets in Excess of Liabilities — 23.0%		204,961

Net Assets — 100.0%		$890,319

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to Schedule of Investments.

GALAPAGOS PARTNERS SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

1. Securities Valuation

Galapagos Partners Select Equity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Board of Trustees (the “Board”) of Ultimus Managers Trust. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.
Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$446,560	$-	$-	$446,560
Exchange-Traded Funds	238,531	-	-	238,531
Money Market Funds	267	-	-	267
Total	$685,358	$-	$-	$685,358

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of February 28, 2015, the Fund did not have any transfers into and out of any Level. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

GALAPAGOS PARTNERS SELECT EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.    Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2015:

Tax cost of portfolio investments	$655,605

Gross unrealized appreciation	$35,770
Gross unrealized depreciation	(6,017)

Net unrealized appreciation	$29,753

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs provide their shares to authorized participants in return for a specific basket of securities. The authorized participant then sells the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because it bears its pro-rata portion of the ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of February 28, 2015, the Fund had 26.8% of the value of its net assets invested in ETFs.

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Consumer Discretionary - 16.6%
Auto Components - 5.8%
Goodyear Tire & Rubber Company (The)	545,621	$14,584,449
Johnson Controls, Inc.	526,661	26,759,646
		41,344,095
Household Durables - 2.9%
Jarden Corporation (a)	381,903	20,267,592

Internet & Catalog Retail - 3.9%
Liberty Interactive Corporation - Series A (a)	922,280	27,234,928

Media - 4.0%
Comcast Corporation - Class A	478,436	28,409,530

Energy - 8.7%
Energy Equipment & Services - 2.7%
National Oilwell Varco, Inc.	347,299	18,875,701

Oil, Gas & Consumable Fuels - 6.0%
EOG Resources, Inc.	245,162	21,995,935
Suncor Energy, Inc.	689,835	20,764,033
		42,759,968
Financials - 15.4%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	211,796	28,302,300

Diversified Financial Services - 2.6%
NASDAQ OMX Group, Inc. (The)	360,857	18,100,587

Insurance - 8.8%
Aflac, Inc.	423,454	26,360,011
AmTrust Financial Services, Inc.	160,928	8,674,019
Assurant, Inc.	150,877	9,244,234
Willis Group Holdings plc	377,454	18,012,105
		62,290,369
Health Care - 9.0%
Health Care Providers & Services - 9.0%
Aetna, Inc.	311,926	31,052,233
Anthem, Inc.	223,531	32,736,115
		63,788,348

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Industrials - 16.8%
Aerospace & Defense - 4.2%
Raytheon Company	270,949	$29,471,123

Construction & Engineering - 1.0%
AECOM (a)	236,792	7,117,967

Electrical Equipment - 3.5%
Eaton Corporation plc	353,087	25,072,708

Road & Rail - 4.9%
Avis Budget Group, Inc. (a)	223,421	13,543,781
Hertz Global Holdings, Inc. (a)	914,902	21,106,789
		34,650,570
Trading Companies & Distributors - 3.2%
AerCap Holdings N.V. (a)	448,468	19,956,826
MRC Global, Inc. (a)	216,956	2,792,224
		22,749,050
Information Technology - 27.7%
Electronic Equipment, Instruments & Components - 8.4%
Corning, Inc.	1,203,294	29,360,373
TE Connectivity Ltd.	413,613	29,833,906
		59,194,279
IT Services - 3.1%
Western Union Company (The)	1,134,556	22,146,533

Semiconductors & Semiconductor Equipment - 6.0%
Avago Technologies Ltd.	330,531	42,182,366

Software - 4.0%
Symantec Corporation	1,120,974	28,203,706

Technology Hardware, Storage & Peripherals - 6.2%
Lexmark International, Inc. - Class A	127,939	5,457,878
NCR Corporation (a)	348,699	10,255,238
Western Digital Corporation	263,883	28,230,203
		43,943,319
Materials - 4.0%
Chemicals - 2.7%
Celanese Corporation - Series A	329,775	18,833,451

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 4.0% (Continued)
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	349,945	$9,154,561

Total Common Stocks (Cost $616,590,656)		$694,093,051

MONEY MARKET FUNDS - 2.6%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.08% (b) (Cost $18,442,359)	18,442,359	$18,442,359

Total Investments at Value - 100.8% (Cost $635,033,015)		$712,535,410

Liabilities in Excess of Other Assets - (0.8%)		(5,806,822)

Net Assets - 100.0%		$706,728,588

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Consumer Discretionary - 16.8%
Auto Components - 5.8%
Goodyear Tire & Rubber Company (The) (a)	1,012	$27,051
Johnson Controls, Inc. (a)	963	48,930
		75,981
Household Durables - 3.1%
Jarden Corporation (a) (b)	754	40,015

Internet & Catalog Retail - 3.8%
Liberty Interactive Corporation - Series A (a) (b)	1,684	49,728

Media - 4.1%
Comcast Corporation - Class A (a)	889	52,789

Energy - 8.2%
Energy Equipment & Services - 2.4%
National Oilwell Varco, Inc. (a)	586	31,849

Oil, Gas & Consumable Fuels - 5.8%
EOG Resources, Inc. (a)	434	38,939
Suncor Energy, Inc. (a)	1,203	36,210
		75,149
Financials - 15.5%
Capital Markets - 4.0%
Ameriprise Financial, Inc. (a)	395	52,784

Diversified Financial Services - 2.6%
NASDAQ OMX Group, Inc. (The) (a)	675	33,858

Insurance - 8.9%
Aflac, Inc. (a)	780	48,555
AmTrust Financial Services, Inc. (a)	300	16,170
Assurant, Inc. (a)	283	17,339
Willis Group Holdings plc (a)	705	33,643
		115,707
Health Care - 9.1%
Health Care Providers & Services - 9.1%
Aetna, Inc. (a)	581	57,838
Anthem, Inc. (a)	419	61,363
		119,201

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Industrials - 16.9%
Aerospace & Defense - 4.2%
Raytheon Company (a)	507	$55,147

Construction & Engineering - 1.0%
AECOM (a) (b)	418	12,565

Electrical Equipment - 3.5%
Eaton Corporation plc (a)	640	45,447

Road & Rail - 4.9%
Avis Budget Group, Inc. (a) (b)	419	25,400
Hertz Global Holdings, Inc. (a) (b)	1,694	39,080
		64,480
Trading Companies & Distributors - 3.3%
AerCap Holdings N.V. (a) (b)	840	37,380
MRC Global, Inc. (a) (b)	405	5,212
		42,592
Information Technology - 28.3%
Electronic Equipment, Instruments & Components - 8.5%
Corning, Inc. (a)	2,244	54,753
TE Connectivity Ltd. (a)	776	55,973
		110,726
IT Services - 3.2%
Western Union Company (The) (a)	2,128	41,539

Semiconductors & Semiconductor Equipment - 6.3%
Avago Technologies Ltd. (a)	648	82,698

Software - 4.0%
Symantec Corporation (a)	2,051	51,603

Technology Hardware, Storage & Peripherals - 6.3%
Lexmark International, Inc. - Class A (a)	248	10,580
NCR Corporation (b)	665	19,557
Western Digital Corporation (a)	489	52,313
		82,450
Materials - 4.0%
Chemicals - 2.7%
Celanese Corporation - Series A (a)	616	35,179

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Value
Materials - 4.0% (Continued)
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a) (b)	655	$17,135

Total Common Stocks (Cost $1,228,632)		$1,288,622

MONEY MARKET FUNDS - 3.9%	Shares	Value
Invesco Liquid Assets Portfolio (The) - Institutional Shares, 0.06%(c) (Cost $51,146)	51,146	$51,146

Total Investments at Value - 102.7% (Cost $1,279,778)		$1,339,768

Liabilities in Excess of Other Assets - (2.7%)		(34,945	)(d)

Net Assets - 100.0%		$1,304,823

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions (Note 4).
(c)	The rate shown is the 7-day effective yield as of February 28, 2015.
(d)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

LYRICAL U.S. HEDGED VALUE FUND
SCHEDULE OF SECURITIES SOLD SHORT
February 28, 2015 (Unaudited)

EXCHANGE-TRADED FUNDS - 49.0%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,412	$107,270
Energy Select Sector SPDR® Fund (The)	759	59,976
Financial Select Sector SPDR® Fund (The)	4,856	118,243
Health Care Select Sector SPDR® Fund (The)	765	55,233
Industrial Select Sector SPDR® Fund (The)	2,529	145,392
Materials Select Sector SPDR® Fund (The)	371	19,103
Technology Select Sector SPDR® Fund (The)	3,109	133,936
Total Securities Sold Short - 49.0% (Proceeds $610,288)		$639,153

See accompanying notes to Schedules of Investments.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2015 (Unaudited)

1.	Securities Valuation

Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by and under the direction of the Ultimus Managers Trust Board of Trustees (the “Board”). The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures adopted by the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of each Fund’s investments and securities sold short. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of February 28, 2015:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$694,093,051	$-	$-	$694,093,051
Money Market Funds	18,442,359	-	-	18,442,359
Total	$712,535,410	$-	$-	$712,535,410

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,288,622	$-	$-	$1,288,622
Money Market Funds	51,146	-	-	51,146
Total	$1,339,768	$-	$-	$1,339,768

Other Financial Instruments
Exchange-Traded Funds – Sold Short	$(639,153)	$-	$-	$(639,153)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of February 28, 2015, the Funds did not have any transfers into and out of any Level. In addition, the Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2015:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Values Fund

Tax cost of portfolio investments	$635,105,556	$1,279,778

Gross unrealized appreciation	$99,099,242	$133,704
Gross unrealized depreciation	(21,669,388)	(73,714)
Net unrealized appreciation on investments	$77,429,854	$59,990

Net unrealized depreciation on securities sold short	$-	$(31,943)

As of February 28, 2015, the proceeds from securities sold short on a tax basis is $607,210 for Lyrical U.S. Hedged Value Fund. The difference between the federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to losses deferred on wash sales.

LYRICAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Certain Investments and Risks

The securities in which the Funds invest, as well as the risks associated with these securities, are described in each Fund’s prospectus. Among these risks are those associated with concentration of investments within a particular business sector and, in the case of Lyrical U.S. Hedged Value Fund, short positions in exchange-traded funds (“ETFs”).

Sector Risk – If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of February 28, 2015, Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund had 27.7% and 28.3%, respectively, of the value of its net assets invested in stocks within the Information Technology sector.

Short Positions in Exchange-Traded Funds – Lyrical U.S. Hedged Value Fund may sell securities short. To the extent the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the Fund’s adviser) to accurately anticipate the future value of a security. The Fund may take short positions in shares of ETFs, which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s net asset value) and index-tracking risk. As of February 28, 2015, Lyrical U.S. Hedged Value Fund held short positions in ETFs representing 49.0% of the value of its net assets.

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)

U.S. TREASURY OBLIGATIONS - 4.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 0.4%
U.S. Treasury Notes	1.250%	01/31/20	$40,000	$39,528
U.S. Treasury Notes	2.000%	02/15/25	35,000	34,995
				74,523
U.S. Treasury Bonds - 3.8%
U.S. Treasury Bonds	3.375%	05/15/44	510,000	590,883
U.S. Treasury Bonds	3.125%	08/15/44	80,000	88,619
U.S. Treasury Bonds	3.000%	11/15/44	35,000	37,898
				717,400

Total U.S. Treasury Obligations (Cost $773,154)				$791,923

MORTGAGE-BACKED SECURITIES - 20.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 5.0%
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	$177,509	$195,268
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	488,191	498,003
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	229,297	240,255
				933,526
Federal National Mortgage Association - 14.2%
Federal National Mortgage Association, Pool #AB5490	3.000%	06/01/27	127,462	133,829
Federal National Mortgage Association, Pool #AO7976	3.000%	06/01/27	128,639	135,046
Federal National Mortgage Association, Pool #AL3773	3.000%	06/01/28	139,975	146,946
Federal National Mortgage Association, Pool #AB3419	4.500%	08/01/41	358,605	391,357
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	243,606	248,846
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	517,934	528,662
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	502,388	512,735

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 20.9% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 14.2% (Continued)
Federal National Mortgage Association, Pool #AE0443	6.500%	06/01/43	$45,528	$52,068
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	224,977	237,371
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	141,524	149,151
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	107,711	116,359
				2,652,370
Government National Mortgage Association - 1.7%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	171,943	187,149
Government National Mortgage Association, Series 2014-50	3.400%	02/16/47	130,000	132,063
				319,212

Total Mortgage-Backed Securities (Cost $3,876,120)				$3,905,108

ASSET-BACKED SECURITIES - 23.2%	Coupon	Maturity	Par Value	Value
AmeriCredit Automobile Receivables Trust, Series 2014-3	3.130%	09/08/18	$250,000	$251,239
AmeriCredit Automobile Receivables Trust, Series 2013-5	2.860%	06/08/20	460,000	461,985
AmeriCredit Automobile Receivables Trust, Series 2014-1	2.540%	06/08/20	50,000	49,531
AmeriCredit Automobile Receivables Trust, Series 2014-2	2.570%	06/08/20	180,000	177,886
AmeriCredit Automobile Receivables Trust, Series 2014-4	3.070%	06/08/20	240,000	240,405
Capital Auto Receivables Asset Trust, Series 2014-1	3.390%	07/22/19	330,000	334,645
Capital Auto Receivables Asset Trust, Series 2014-3	3.140%	02/20/20	300,000	300,800
Commercial Mortgage Trust, Series 2014-UBS5 (a)	4.612%	09/10/24	290,000	305,543

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 23.2% (Continued)	Coupon	Maturity	Par Value	Value
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17 (a)	4.887%	12/15/23	$390,000	$419,300
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19 (a)	4.678%	04/15/24	240,000	252,666
JPMorgan Chase Commercial Mortgage, Series 2013-C13 (a)	4.055%	07/15/23	410,000	419,578
Santander Drive Auto Receivables Trust, Series 2013-5	2.730%	10/15/19	120,000	120,674
Santander Drive Auto Receivables Trust, Series 2014-2	2.760%	02/18/20	110,000	109,701
Santander Drive Auto Receivables Trust, Series 2014-3	2.650%	08/17/20	200,000	198,179
Santander Drive Auto Receivables Trust, Series 2014-4	3.100%	11/16/20	450,000	451,059
Santander Drive Auto Receivables Trust, Series 2015-1	3.240%	04/15/21	90,000	90,204
Structured Agency Credit Risk Debt Notes, Series 15-DN1 (a)	2.570%	01/25/25	150,000	151,959
Total Asset-Backed Securities (Cost $4,315,555)				$4,335,354

CORPORATE BONDS - 42.1%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 4.5%
AmerisourceBergen Corporation	4.250%	03/01/45	$55,000	$56,997
Coach, Inc.	4.250%	04/01/25	90,000	90,130
Comcast Corporation	3.600%	03/01/24	130,000	139,536
Comcast Corporation	4.200%	08/15/34	35,000	37,928
DIRECTV Holdings, LLC	4.600%	02/15/21	95,000	103,331
Home Depot, Inc. (The)	4.400%	03/15/45	95,000	106,368
Lowe's Companies, Inc.	4.250%	09/15/44	65,000	70,019
Staples, Inc.	4.375%	01/12/23	115,000	113,889
Starbucks Corporation	2.000%	12/05/18	110,000	112,405
				830,603
Consumer Staples - 0.4%
Walgreens Boots Alliance, Inc.	2.700%	11/18/19	35,000	35,626
Walgreens Boots Alliance, Inc.	3.800%	11/18/24	35,000	36,435
				72,061

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 42.1% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 2.8%
Anadarko Petroleum Corporation	4.500%	07/15/44	$110,000	$113,094
BP Capital Markets plc	1.375%	05/10/18	100,000	99,249
Chevron Corporation	1.375%	06/24/18	190,000	191,821
Ensco plc	3.250%	03/15/16	115,000	116,970
				521,134
Financials - 17.3%
Ameriprise Financial, Inc.	4.000%	10/15/23	110,000	118,191
Bank of America Corporation	5.875%	01/05/21	35,000	40,900
Bank of New York Mellon Corporation	2.100%	01/15/19	210,000	212,448
Bear Stearns Companies, LLC	7.250%	02/01/18	85,000	98,165
Berkshire Hathaway, Inc.	2.100%	08/14/19	100,000	101,900
BNP Paribas	2.400%	12/12/18	185,000	188,128
Branch Banking & Trust Company	3.800%	10/30/26	215,000	226,711
Citigroup, Inc.	8.500%	05/22/19	90,000	112,011
CME Group, Inc.	5.300%	09/15/43	105,000	128,935
Duke Realty, L.P.	3.750%	12/01/24	35,000	35,854
Ford Motor Credit Company, LLC	5.875%	08/02/21	175,000	206,716
Goldman Sachs Group, Inc.	6.250%	09/01/17	250,000	277,970
Goldman Sachs Group, Inc.	3.850%	07/08/24	185,000	193,282
Health Care REIT, Inc.	3.625%	03/15/16	85,000	87,347
Hospitality Properties Trust	4.500%	03/15/25	85,000	87,445
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	117,211
JPMorgan Chase & Company	2.250%	01/23/20	340,000	338,129
JPMorgan Chase & Company	3.125%	01/23/25	85,000	84,094
MasterCard, Inc.	2.000%	04/01/19	105,000	106,568
NYSE Euronext	2.000%	10/05/17	165,000	167,343
Simon Property Group, L.P.	2.200%	02/01/19	205,000	207,602
Simon Property Group, L.P.	3.375%	10/01/24	50,000	51,467
Simon Property Group, L.P.	4.250%	10/01/44	45,000	47,739
				3,236,156
Health Care - 3.9%
Aetna, Inc.	3.500%	11/15/24	120,000	125,389
Amgen, Inc.	5.250%	05/22/19	100,000	100,592
Anthem, Inc.	4.650%	08/15/44	15,000	16,572
Becton, Dickinson and Company	3.734%	12/15/24	100,000	104,845
Gilead Sciences, Inc.	4.500%	02/01/45	30,000	33,195
Mylan, Inc.	2.550%	03/28/19	55,000	55,169
Quest Diagnostics, Inc.	6.400%	07/01/17	90,000	99,887
St. Jude Medical, Inc.	3.250%	04/15/23	105,000	106,634

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 42.1% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 3.9% (Continued)
UnitedHealth Group, Inc.	2.875%	12/15/21	$90,000	$92,524
				734,807
Industrials - 1.6%
Illinois Tool Works, Inc.	6.250%	04/01/19	95,000	110,058
Lockheed Martin Corporation	3.800%	03/01/45	95,000	94,692
Raytheon Company	3.150%	12/15/24	90,000	92,681
				297,431
Information Technology - 2.5%
Adobe Systems, Inc.	3.250%	02/01/25	25,000	25,183
Apple, Inc.	2.500%	02/09/25	95,000	93,258
Dun & Bradstreet Corporation	2.875%	11/15/15	150,000	151,940
Hewlett-Packard Company	4.650%	12/09/21	105,000	115,128
Microsoft Corporation	3.500%	02/12/35	90,000	89,129
				474,638
Materials - 3.7%
Agrium, Inc.	3.375%	03/15/25	30,000	29,881
CF Industries, Inc.	5.150%	03/15/34	150,000	167,953
Ecolab, Inc.	1.450%	12/08/17	100,000	99,788
Freeport-McMoRan, Inc.	2.375%	03/15/18	200,000	196,218
LyondellBasell Industries N.V.	5.000%	04/15/19	185,000	204,115
				697,955
Telecommunication Services - 1.5%
Verizon Communications, Inc.	2.500%	09/15/16	103,000	105,335
Vodafone Group plc	4.375%	03/16/21	165,000	181,597
				286,932
Utilities - 3.9%
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	124,014
Commonwealth Edison Company	2.150%	01/15/19	75,000	75,741
DTE Energy Company	3.500%	06/01/24	105,000	108,810
Duke Energy Carolinas	5.300%	02/15/40	105,000	134,057
MidAmerican Energy Company	3.500%	10/15/24	90,000	95,967
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	68,978
PacifiCorp	4.100%	02/01/42	105,000	113,090
				720,657

Total Corporate Bonds (Cost $7,757,410)				$7,872,374

RYAN LABS CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

INTERNATIONAL BONDS - 0.6%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $99,552)	4.000%	10/02/23	$95,000	$101,294

MONEY MARKET FUNDS - 8.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(b)	617,279	$617,279
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.01%(b)	920,951	920,951
Total Money Market Funds (Cost $1,538,230)		$1,538,230

Total Investments at Value - 99.2% (Cost $18,360,021)		$18,544,283

Other Assets in Excess of Liabilities 0.8%		150,404

Net Assets - 100.0%		$18,694,687

(a)	Variable rate security. The rate shown is the effective interest rate as of February 28, 2015.
(b)	The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to Schedule of Investments.

RYAN LABS CORE BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2015 (Unaudited)

1.   Securities Valuation

Fixed income securities of Ryan Labs Core Bond Fund (the “Fund”) are generally valued using prices provided by an independent pricing service approved by Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the Fund’s adviser), under the general supervision of the Board.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities
•            Level 2 – other significant observable inputs
•            Level 3 – significant unobservable inputs

Fixed income securities held by the Fund are classified as Level 2 since the values for the fixed income securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015 by security type:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$791,923	$-	$791,923
Mortgage-Backed Securities	-	3,905,108	-	3,905,108
Asset-Backed Securities	-	4,335,354	-	4,335,354
Corporate Bonds	-	7,872,374	-	7,872,374
International Bonds	-	101,294	-	101,294
Money Market Funds	1,538,230	-	-	1,538,230
Total	$1,538,230	$17,006,053	$-	$18,544,283

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector, if applicable.  As of February 28, 2015, the Fund did not have any transfers into and out of any Level.  There were no Level 3 securities or derivative instruments held by the Fund as of February 28, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

RYAN LABS CORE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2015:

Cost of portfolio investments	$18,360,384

Gross unrealized appreciation	$199,238
Gross unrealized depreciation	(15,339)

Net unrealized appreciation	$183,899

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2015 (Unaudited)
EXCHANGE-TRADED FUNDS - 95.2%	Shares	Value

Commodities - 0.0% (a)
SPDR® Gold Shares (b) (c)	10	$1,162

Emerging Markets Debt - 19.3%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	12,291	1,382,123
Market Vectors Emerging Markets High Yield Bond ETF	17,488	406,071
PowerShares Emerging Markets Sovereign Debt Portfolio	34,075	973,864
		2,762,058
Large Cap Index - 0.1%
SPDR® S&P 500® ETF	35	7,373

Real Estate Investment Trusts (REIT) - 2.8%
SPDR® Dow Jones REIT ETF	2,425	226,277
Vanguard REIT ETF	2,150	179,246
		405,523
U.S. Fixed Income - 73.0%
Highland/iBoxx Senior Loan ETF	800	15,536
iShares® 3-7 Year Treasury Bond ETF	25	3,083
iShares® 7-10 Year Treasury Bond ETF	40	4,306
iShares® 20+ Year Treasury Bond ETF	325	42,097
iShares® iBoxx $ High Yield Corporate Bond ETF	6,760	621,244
iShares® iBoxx $ Investment Grade Corporate Bond ETF	7,165	872,697
iShares® TIPS Bond ETF	22,251	2,539,729
PowerShares Senior Loan Portfolio	87,538	2,117,544
SPDR® Barclays Convertible Securities ETF	42,984	2,058,074
SPDR® Barclays High Yield Bond ETF	130	5,171
SPDR® Barclays Short Term High Yield Bond ETF	73,177	2,159,453
		10,438,934

Total Exchange-Traded Funds — 95.2% (Cost $13,705,684)		$13,615,050

MONEY MARKET FUNDS - 1.1%	Shares	Value

Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(d) (Cost $148,705)	148,705	$148,705

Total Investments at Value — 96.3% (Cost $13,854,389)		$13,763,755

Other Assets in Excess of Liabilities — 3.7%		535,022

Net Assets — 100.0%		$14,298,777

(a) Percentage rounds to less than 0.1%.
(b) Non-income producing security.
(c) For federal income tax purposes, structured as a grantor trust.
(d) The rate shown is the 7-day effective yield as of February 28, 2015.

See accompanying notes to Schedule of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS
February 28, 2015 (Unaudited)
FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)

Commodity Futures
COMEX miNY Gold Future	3/27/2015	6	$363,600	$(18,760)

Index Futures
Bloomberg Commodity Index Future	3/18/2015	4	41,440	233
E-Mini Dow CBOT DJIA Future	3/20/2015	7	634,795	21,666
E-Mini Nasdaq 100 Future	3/20/2015	2	177,740	2,441
E-Mini S&P 500® Future	3/20/2015	5	525,688	14,977
S&P® GSCI® Future	3/16/2015	2	209,750	6,619
Total Index Futures			1,589,413	45,936

Treasury Futures
5-Year U.S. Treasury Note Future	6/30/2015	12	1,431,375	(1,729)
10-Year U.S. Treasury Note Future	6/19/2015	16	2,044,500	(2,680)
U.S. Treasury Long Bond Future	6/19/2015	14	2,265,812	(2,521)
Total Treasury Futures			5,741,687	(6,930)

Total Futures Contracts			$7,694,700	$20,246

See accompanying notes to Schedule of Investments.

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2015 (Unaudited)

1.	Securities and Futures Valuation

Wavelength Interest Rate Neutral Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open.  The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price.  NASDAQ listed securities are valued at the NASDAQ Official Closing Price.  The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE.  Prices for these futures contracts are monitored daily by the Adviser until 4:00 p.m. Eastern time to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures adopted by the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•            Level 1 – quoted prices in active markets for identical securities

•            Level 2 – other significant observable inputs

•            Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2015:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Exchange-Traded Funds	$13,615,050	$-	$-	$13,615,050
Money Market Funds	148,705	-	-	148,705
Total	$13,763,755	$-	$-	$13,763,755

Other Financial Instruments
Futures Contracts	$20,246	$-	$-	$20,246

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of February 28, 2015, the Fund did not have any transfers in and out of any Level.  In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of February 28, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Security Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of February 28, 2015:

Cost of portfolio investments	$13,918,425

Gross unrealized appreciation	$96,663
Gross unrealized depreciation	(251,333)

Net unrealized depreciation	$(154,670)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

4.	Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus.  Among these risks are those associated with investments in exchange-traded funds (“ETFs”).  ETFs provide their shares to authorized participants in return for a specific basket of securities.  The authorized participant then sells the ETF’s shares on the secondary market.  In other words, ETF shares are traded on a securities exchange based on their market value.  Investments in ETFs are subject to the risk that the ETF’s shares trade at a premium (creating the risk that the Fund pays more than net asset value (“NAV”) for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV.  Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices.  Certain securities comprising the indices tracked by the ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance.  To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses.  Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities.  As of February 28, 2015, the Fund had 95.2% of the value of its net assets invested in ETFs.

5.	Derivatives Risk

Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses.  The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary
Date	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund

Date	April 29, 2015

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	April 29, 2015

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund

Date	April 29, 2015

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow All-Cap Core Fund and Barrow All-Cap Long/Short Fund

Date	April 29, 2015

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	April 29, 2015

By (Signature and Title)*		/s/ Henry M.T. Jones
Henry M.T. Jones, Principal Executive Officer of Galapagos Partners Select Equity Fund

Date	April 29, 2015

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Ryan Labs Core Bond Fund

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	April 29, 2015

* Print the name and title of each signing officer under his or her signature.